UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02119

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2013

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.5%
Airport Revenue - 2.0%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,069,020

General Obligations - General Purpose - 11.2%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,110,330
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	874,389
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2014 (c)	650,000	664,989
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	259,735
Guam Government, “A”, 6.75%, 2029	260,000	269,760
Guam Government, “A”, 7%, 2039	60,000	62,534
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,016,470
Montgomery County, AL, Warrants, SYNCORA, 5%, 2028	500,000	531,325
State of Alaska, “B”, 5%, 2021	245,000	290,195
State of California, 6%, 2039	550,000	614,823
State of Illinois, 5.5%, 2033	55,000	56,556
State of Illinois, 5.5%, 2038	160,000	163,320

		$5,914,426
General Obligations - Schools - 12.0%
Huntsville, AL, School Warrants, “B”, 5%, 2029	$500,000	$535,530
Huntsville, AL, School Warrants, “C”, 5%, 2022	500,000	588,055
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,749,895
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	886,776
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,034,400
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	525,795
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	987,540

		$6,307,991
Healthcare Revenue - Hospitals - 20.6%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	$1,500,000	$1,504,035
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	740,302
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	461,745
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	822,202
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	165,000	146,235
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	307,668
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,103,850
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	452,009
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	895,685
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	996,630
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	274,497
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	259,467
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	99,759
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	491,990
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	490,545
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	389,728
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	541,490
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	549,859
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	331,218

		$10,858,914
Healthcare Revenue - Long Term Care - 1.4%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$714,405

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 2.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$204,214
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	500,000	371,815
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	265,330
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	292,632

		$1,133,991
Miscellaneous Revenue - Other - 0.3%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$65,000	$58,736
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	95,000	84,312

		$143,048
Port Revenue - 1.0%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$547,380

Sales & Excise Tax Revenue - 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$325,000	$329,891
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	569,065
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	205,000	157,239

		$1,056,195
Single Family Housing - State - 0.9%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	$450,000	$462,204

State & Local Agencies - 10.8%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2029	$1,000,000	$1,050,090
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,183,900
Alabama Public School & College Authority Rev., “C”, 5%, 2022	400,000	464,524
Alabama Public School & College Authority Rev., Capital Improvement, “A”, 5%, 2018	750,000	866,520
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	530,810
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	407,480
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	35,000	35,391
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	158,919
Massachusetts College Building Authority Rev., “C”, 3%, 2042	225,000	155,916
Mobile, AL, Public Educational Building Authority Rev., Limited Obligation, “A”, 2.5%, 2014	675,000	677,599
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	155,000	167,524

		$5,698,673
Tax - Other - 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$98,021
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,670
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	64,021
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	66,788
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	386,024
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	235,651

		$881,175
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$90,000	$63,348

Toll Roads - 1.2%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	$280,000	$131,023
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2031	465,000	191,826
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	112,715
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	173,290

		$608,854

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 15.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,322,087
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,045,470
Auburn University, General Fee Rev., AMBAC, 5%, 2014 (c)	1,000,000	1,019,310
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,015,750
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,012,190
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,012,780
University of Alabama, General Rev., “D2”, 4%, 2031	395,000	384,687
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,075,670
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	152,135

		$8,040,079
Universities - Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$210,628

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$76,659

Utilities - Municipal Owned - 5.7%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	$1,000,000	$1,035,030
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2015 (c)	1,000,000	1,085,600
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	144,045
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	713,768

		$2,978,443
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$295,000	$324,111

Water & Sewer Utility Revenue - 9.0%
Alabaster, AL, Sewer Rev., NATL, 5%, 2014 (c)	$750,000	$758,670
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,016,520
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	380,172
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	775,800
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	165,000	194,477
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	345,000	233,227
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2021	300,000	310,083
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,055,480

		$4,724,429
Total Municipal Bonds		$51,813,973

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	409,436	$409,436
Total Investments		$52,223,409

Other Assets, Less Liabilities - 0.7%		350,507
Net Assets - 100.0%		$52,573,916

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

3

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$51,813,973	$—	$51,813,973
Mutual Funds	409,436	—	—	409,436
Total Investments	$409,436	$51,813,973	$—	$52,223,409

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,586,373
Gross unrealized appreciation	2,207,963
Gross unrealized depreciation	(570,927)
Net unrealized appreciation (depreciation)	$1,637,036

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,531,701	17,550,693	(18,672,958)	409,436

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$756	$409,436

6

QUARTERLY REPORT

December 31, 2013

MFS® ARKANSAS
MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.8%
General Obligations - General Purpose - 6.4%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,779,188
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	2,000,000	2,360,800
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2021	2,000,000	2,362,780
Arkansas Four-Lane Highway Construction & Improvement, 4%, 2020	2,000,000	2,239,620
Guam Government, “A”, 6.75%, 2029	515,000	534,333
Guam Government, “A”, 5.25%, 2037	255,000	225,295
Guam Government, “A”, 7%, 2039	65,000	67,745
State of California, 5%, 2021	750,000	870,383
State of California, 6%, 2039	1,160,000	1,296,718

		$11,736,862
General Obligations - Schools - 9.7%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	$1,150,000	$1,148,609
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,093,389
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,437,220
Bentonville, AR, School District No. 6, “E”, 3%, 2015	500,000	519,355
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	285,678
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	626,013
Crittenden County, AR, Community College District, 4%, 2042	1,450,000	1,171,586
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,397,995
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	1,978,589
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,010,340
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,024,780
Springdale, AR, School District No. 50, 3%, 2029	910,000	777,732
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	380,561
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	752,003

		$17,603,850
Healthcare Revenue - Hospitals - 10.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$520,000	$460,860
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	476,253
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	436,422
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	185,292
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	548,995
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,063,680
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,138,588
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,077,500
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	547,148
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	568,915
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	414,316
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	460,186
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	337,282
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	398,452
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	612,946
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	373,929
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	503,147
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	685,000	730,696
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,065,610
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 2043	750,000	751,643
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	805,485
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,455,658
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,003,780

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$990,000	$1,077,942
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	657,565

		$18,152,290
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	$100,000	$99,749

Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,140

Sales & Excise Tax Revenue - 9.2%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$935,000	$982,760
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,311,074
Cabot , AR, Sales & Use Tax , 5%, 2026	700,000	765,870
Cabot ,AR, Sales & Use Tax, 5%, 2027	1,300,000	1,403,116
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	771,438
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,225,252
Garland County, AR, Sales & Use Tax Rev., 4%, 2014	1,000,000	1,005,820
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	210,000	235,603
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,153,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	763,611
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	486,741
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,112,630
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	500,000	517,975
Springdale, AR, Sales & Use Tax Rev., 3%, 2020	1,140,000	1,171,179
Springdale, AR, Sales & Use Tax Rev., 5%, 2028	1,000,000	1,072,880
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	1,861,013

		$16,840,322
Single Family Housing Revenue - Local - 1.5%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,710,895

Single Family Housing - State - 1.2%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$610,000	$617,387
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	275,000	279,810
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	610,000	610,689
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	670,000	680,285

		$2,188,171
State & Local Agencies - 3.9%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$2,717,406
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	508,275
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,245,511
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	545,000	589,036

		$7,060,228
Tax - Other - 5.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$505,582
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	66,451
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,055,000	1,089,266
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2023	810,000	832,486
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2024	1,685,000	1,719,256
Little Rock, AR, Library Construction & Improvement Rev., 5%, 2027	270,000	289,751
Rogers, AR, School District Number 30, 3%, 2026	1,025,000	934,944
Rogers, AR, School District Number 30, 3%, 2027	1,095,000	942,883

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Rogers, AR, School District Number 30, 4.75%, 2032	$935,000	$945,734
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	132,967
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	141,498
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	138,714
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	907,156
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	506,399

		$9,153,087
Tobacco - 2.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,440,000	$1,393,020
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	2,470,000	1,327,082
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2028	500,000	252,940
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	245,627
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	480,000	442,090
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	305,000	214,680

		$3,875,439
Toll Roads - 0.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$230,000	$245,773
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	180,000	187,754

		$433,527
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$490,000	$492,533

Universities - Colleges - 23.8%
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 3.875%, 2031	$870,000	$799,008
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 4.1%, 2037	500,000	441,105
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	1,000,000	1,005,070
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 2031	2,500,000	2,505,450
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,758,407
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	550,000	603,416
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	569,950
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	524,590
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,098,612
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,683,420
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	60,917
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	93,309
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	60,000	40,913
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	19,952
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,024,040
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	1,000,000	1,032,290
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 2022	505,000	584,431
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 2023	520,000	599,264
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 2025	780,000	880,597
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,520,059
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,098,200
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	916,433

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	$250,000	$261,548
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	258,733
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	511,905
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	306,842
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	804,255
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,044,280
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,022,250
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	1,405,000	1,460,188
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	2,180,000	2,265,630
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	3,200,000	3,325,696
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,064,040
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,060,350
University of Arkansas, University Rev. (Monticello Campus), 4%, 2032	705,000	642,142
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	531,138
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	817,200
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	807,237
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	896,259
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	361,194
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,598,350
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	2,950,000	2,867,282
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	623,384

		$43,389,336
Utilities - Investor Owned - 0.9%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	$750,000	$712,215
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 2022	1,000,000	1,020,900

		$1,733,115
Utilities - Municipal Owned - 7.7%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	$1,500,000	$1,581,225
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,167,606
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,184,572
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,500,000	1,549,335
Guam Power Authority Rev., “A”, AGM, 5%, 2030	2,805,000	2,838,464
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	456,021
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	271,470
North Little Rock, AR, Electric Rev., “A”, ETM, NATL, 6.5%, 2015 (c)	2,625,000	2,700,653
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,101,277
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,141,023

		$13,991,646
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$325,938
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	166,930

		$492,868
Water & Sewer Utility Revenue - 16.0%
Arkansas Community Public Water Systems Authority Rev., 5%, 2032	$1,020,000	$1,060,922
Arkansas Community Public Water Systems Authority Rev., 3.7%, 2036	1,500,000	1,200,330
Arkansas Community Public Water Systems Authority Rev., 4%, 2042	950,000	768,807
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	1,500,000	1,746,450
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2023	795,000	914,051
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2024	2,645,000	3,018,262
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,703,115
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	902,730

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	$565,000	$665,937
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	175,000	107,772
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,195,000	807,844
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,697,167
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	493,934
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,094,180
Hot Springs, AR, Wastewater Rev., 4%, 2019	510,000	560,250
Hot Springs, AR, Wastewater Rev., 5%, 2020	500,000	573,325
Hot Springs, AR, Wastewater Rev., 5%, 2021	650,000	738,394
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,279,782
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2021	620,000	720,080
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	817,290
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,084,173
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	744,638
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,077,820
Rogers, AR, Sewer Rev., AMBAC, 5%, 2037	1,000,000	1,021,630
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,327,624

		$29,126,507
Total Municipal Bonds		$180,080,565

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	774,382	$774,382
Total Investments		$180,854,947

Other Assets, Less Liabilities - 0.8%		1,383,190
Net Assets - 100.0%		$182,238,137

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$180,080,565	$—	$180,080,565
Mutual Funds	774,382	—	—	774,382
Total Investments	$774,382	$180,080,565	$—	$180,854,947

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$181,838,482
Gross unrealized appreciation	4,588,828
Gross unrealized depreciation	(5,572,363)
Net unrealized appreciation (depreciation)	$(983,535)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,067,890	61,256,149	(63,549,657)	774,382

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,611	$774,382

7

QUARTERLY REPORT

December 31, 2013

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.1%
Airport Revenue - 5.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$820,170
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,187,590
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,351,160
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,677,495
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	863,821
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,186,740
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,496,721
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,630,451

		$15,214,148
General Obligations - General Purpose - 9.2%
Guam Government, “A”, 6.75%, 2029	$85,000	$88,191
Guam Government, “A”, 5.25%, 2037	815,000	720,061
Guam Government, “A”, 7%, 2039	95,000	99,012
Santa Clara County, CA, (Election of 2008), “B”, 5%, 2022	4,000,000	4,733,760
State of California, 5%, 2021	2,485,000	2,883,867
State of California, 5%, 2034	2,200,000	2,283,666
State of California, 5.25%, 2035	2,545,000	2,682,252
State of California, 6%, 2039	3,000,000	3,353,580
State of California, 5.5%, 2040	3,670,000	3,930,533
State of California, 5.25%, 2040	2,775,000	2,949,631

		$23,724,553
General Obligations - Schools - 7.0%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$5,315,000	$1,148,040
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	2,121,592
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	502,270
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2016 (c)	1,090,000	1,204,134
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	352,000
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	985,710
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 2031	2,120,000	787,834
Huntington Beach, CA, Union High School District (Orange County), 5%, 2021	1,130,000	1,332,440
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	168,935
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	677,462
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,547,080
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	2,126,985
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,394,592
Santa Monica,CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	1,093,700
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 2043	4,235,000	720,246

		$18,163,020
Healthcare Revenue - Hospitals - 14.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,010,360
California Health Facilities Financing Authority Rev. (Adventist Health System/West), “A”, 4%, 2033	825,000	719,862
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,676,970
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,031,760
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,235,840
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,082,530
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	37,377
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,679,445
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,926,555
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,376,800

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	$2,000,000	$2,209,720
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,106,370
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,002,120
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2019	2,485,000	2,877,903
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,804,415
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	390,000	400,409
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,515,881
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,035,160
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,826,353
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,086,020
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,553,595
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,059,320
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,006,040

		$38,260,805
Healthcare Revenue - Long Term Care - 3.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$869,159
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 2035	1,270,000	1,146,391
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,526,520
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	1,785,000	1,592,006
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	853,130
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	750,000	695,903
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,128,651
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	950,000	960,336

		$8,772,096
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$749,933

Miscellaneous Revenue - Other - 2.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2015 (c)	$4,115,000	$4,532,508
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,368,448
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	954,090

		$6,855,046
Port Revenue - 1.5%
Long Beach, CA, Harbor Rev., “A”, FGIC, 6%, 2017	$3,230,000	$3,759,688

Sales & Excise Tax Revenue - 2.5%
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 2020	$4,750,000	$5,666,940
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	930,000	713,329

		$6,380,269
Single Family Housing - State - 3.4%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,661,986
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,000,000	1,986,400
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	1,500,000	1,429,470
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,174,973
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	455,000	441,855

		$8,694,684
State & Agency - Other - 0.5%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,250,000	$1,360,325

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 6.9%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$465,000	$544,803
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 2028	2,120,000	2,237,766
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,304,320
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,690,350
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,163
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	2,320,000	1,505,332
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,746,553
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,139,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,043,405
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,026,450

		$17,808,032
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$459,151
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,238

		$607,389
Tax Assessment - 8.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,416,469
Dana Point, CA, Community Facilities District, Special Tax, “2006-1”, 4.625%, 2043	855,000	754,076
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,350,804
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,815,853
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 2031	1,000,000	974,430
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	685,000	702,632
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	340,000	371,413
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 2037	1,000,000	927,980
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 2035	1,000,000	991,540
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 2033	840,000	825,787
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	255,000	255,515
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 2033	1,000,000	971,290
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,777,146
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,419,661
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,253,125
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,112,750
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,115,750

		$23,036,221
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$1,475,000	$1,093,005
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,915,000	1,415,434
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	1,977,804

		$4,486,243
Toll Roads - 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$501,745
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 2044	1,680,000	1,675,094

		$2,176,839
Universities - Colleges - 10.7%
California Educational Facilities Authority Rev., 5%, 2017	$545,000	$561,056
California Educational Facilities Authority Rev., 5%, 2017 (c)	325,000	368,852
California Educational Facilities Authority Rev., 5%, 2026	990,000	936,669
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	1,500,000	1,613,055

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$800,000	$810,088
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2036	1,150,000	1,069,914
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,237,000
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,028,118
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,317,624
California Educational Facilities Authority Rev., ETM, 5%, 2017 (c)	140,000	158,890
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,105,400
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,610,070
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,602,420
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,775,850
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,528,941
California State University Rev., “A”, 5%, 2024	2,130,000	2,390,158
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	1,270,000	1,119,162
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,000,000
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,540,440

		$27,773,707
Universities - Dormitories - 1.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,854,100
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,043,560

		$3,897,660
Universities - Secondary Schools - 1.7%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	$825,000	$657,847
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	1,300,000	1,199,120
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	829,770
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,731,039

		$4,417,776
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,745,000	$2,178,487

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,944,100

Utilities - Municipal Owned - 5.0%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$3,987,547
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,095,104
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,325,477
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,350,689
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,182,380
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	2,130,000	2,142,908

		$13,084,105
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,155,230
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,380,060
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	1,655,000	1,596,380

		$6,131,670
Water & Sewer Utility Revenue - 4.7%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 2024	$3,500,000	$4,091,605
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	240,000	147,802

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$740,000	$500,255
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	514,726
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,723,891
Ontario, CA, COP (Water Systems Improvement Project), NATL, 5%, 2034	2,000,000	2,046,820
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,784,380
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	377,205

		$12,186,684
Total Municipal Bonds		$251,663,480

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5,276,012	$5,276,012
Total Investments		$256,939,492

Other Assets, Less Liabilities - 0.8%		2,175,171
Net Assets - 100.0%		$259,114,663

(c)	Refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $749,933, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$251,663,480	$—	$251,663,480
Mutual Funds	5,276,012	—	—	5,276,012
Total Investments	$5,276,012	$251,663,480	$—	$256,939,492

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$250,555,393
Gross unrealized appreciation	11,592,530
Gross unrealized depreciation	(5,208,431)
Net unrealized appreciation (depreciation)	$6,384,099

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,971,626	83,491,524	(82,187,138)	5,276,012

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,067	$5,276,012

7

QUARTERLY REPORT

December 31, 2013

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.3%
Airport Revenue - 3.3%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$769,035
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,018,040
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	351,663

		$2,138,738
General Obligations - General Purpose - 10.5%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$524,125
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev., (Performing Arts Center Project), 5%, 2018	500,000	577,960
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	506,710
Guam Government, “A”, 6.75%, 2029	185,000	191,945
Guam Government, “A”, 5.25%, 2037	100,000	88,351
Guam Government, “A”, 7%, 2039	25,000	26,056
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	560,215
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	517,230
State of Alaska, “B”, 5%, 2021	305,000	361,263
State of California, 5.125%, 2033	305,000	318,618
State of California, 6%, 2039	420,000	469,501
State of Georgia, “E”, 5%, 2016	1,000,000	1,113,000
State of Georgia, “I”, 5%, 2019	1,000,000	1,183,350
State of Georgia, “I”, 4%, 2024	100,000	107,361
State of Illinois, 5.5%, 2033	65,000	66,839
State of Illinois, 5.5%, 2038	190,000	193,943

		$6,806,467
General Obligations - Schools - 5.5%
Forsyth County, GA, School District, 5%, 2018	$610,000	$695,437
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,130,850
Gwinnett County, GA, School District Rev., 5%, 2021	1,000,000	1,183,290
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	551,455

		$3,561,032
Healthcare Revenue - Hospitals - 16.9%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$777,578
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,036,620
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	550,500
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 2028	500,000	516,215
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	491,890
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	775,523
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	363,685
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	725,074
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	507,070
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	504,690
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	317,790
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	70,847
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	215,292
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	47,358
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	218,539
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	208,776
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	141,602
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	104,510
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	48,934
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	136,932

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$180,000	$184,829
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	379,832
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 2021 (c)	225,000	179,910
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	775,718
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	514,595
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	511,555
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	419,200
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	253,284

		$10,978,348
Healthcare Revenue - Long Term Care - 1.4%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$146,019
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	209,086
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	172,244
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	399,800

		$927,149
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$539,960

Industrial Revenue - Paper - 1.1%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$148,677
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	551,458

		$700,135
Miscellaneous Revenue - Other - 1.3%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$285,000	$322,403
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	75,000	67,772
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	110,000	97,624
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	90,000	90,373
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	310,000	288,505

		$866,677
Multi-Family Housing Revenue - 0.9%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$570,000	$570,923

Sales & Excise Tax Revenue - 3.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$283,097
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	169,779
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	65,000	71,726
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	70,000	78,534
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2033	1,000,000	926,090
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037	250,000	255,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	211,694

		$1,996,690
Single Family Housing Revenue - Local - 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$504,550

Single Family Housing - State - 4.1%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$300,000	$285,894
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.125%, 2027	500,000	450,830
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.45%, 2032	500,000	420,810
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	500,000	501,100

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	$690,000	$690,262
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	285,000	287,368

		$2,636,264
State & Agency - Other - 2.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$501,645
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,022,190

		$1,523,835
State & Local Agencies - 1.8%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,035,290
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	126,039

		$1,161,329
Tax - Other - 0.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$77,385
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,558
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	49,247
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	51,376
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	183,361
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	180,499

		$567,426
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$155,472
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	124,644

		$280,116
Tobacco - 0.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$235,000	$258,213
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	90,000	63,756
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	335,000	235,796

		$557,765
Toll Roads - 0.7%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$80,000	$85,486
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	60,000	62,585
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	122,962
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	182,915

		$453,948
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$173,240

Universities - Colleges - 16.8%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$518,395
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2024	250,000	269,346
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2031	250,000	259,253
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	497,495
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	506,015
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	514,805
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	503,170

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	$500,000	$504,365
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,067,080
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	762,510
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	518,540
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	531,855
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	517,670
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,007,850
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	324,060
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	101,935
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	98,824
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017 (c)	275,000	321,640
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	67,267
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	538,655
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	366,702
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	17,917
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	29,992
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	55,000	42,569
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	510,425
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	525,680

		$10,924,015
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	$75,000	$68,822

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$175,221

Utilities - Municipal Owned - 4.3%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$995,000	$1,119,216
Georgia Municipal Electric Authority Power Rev., “Z”, 5.5%, 2020	270,000	291,695
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2025	500,000	543,060
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2026	500,000	537,675
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	162,141
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	110,804

		$2,764,591
Utilities - Other - 2.8%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$1,005,077
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	274,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	247,203
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2020	250,000	272,500
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	40,000	38,175

		$1,837,195
Water & Sewer Utility Revenue - 16.1%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$550,385
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,025,090
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	439,304
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	852,928
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	200,000	235,730
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	60,000	36,950

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$420,000	$283,928
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,068,680
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,150,540
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,126,550
Fulton County, GA, Water & Sewer Rev., 5%, 2026	500,000	560,265
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014	495,000	495,000
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	58,826
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,157,200
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,134,630
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2021	225,000	261,320

		$10,437,326
Total Municipal Bonds		$63,151,762

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	534,806	$534,806
Total Investments		$63,686,568

Other Assets, Less Liabilities - 1.9%		1,204,261
Net Assets - 100.0%		$64,890,829

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$63,151,762	$—	$63,151,762
Mutual Funds	534,806	—	—	534,806
Total Investments	$534,806	$63,151,762	$—	$63,686,568

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$62,590,964
Gross unrealized appreciation	2,147,572
Gross unrealized depreciation	(1,051,968)
Net unrealized appreciation (depreciation)	$1,095,604

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,019,083	18,380,331	(20,864,608)	534,806

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,424	$534,806

7

QUARTERLY REPORT

December 31, 2013

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.7%
Airport Revenue - 0.8%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$771,090

General Obligations - General Purpose - 17.7%
Anne Arundel County, MD, Consolidated General Improvement, 5%, 2015	$1,000,000	$1,059,370
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 2022	530,000	622,962
Anne Arundel County, MD, General Improvement, 5%, 2025	2,000,000	2,282,300
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	1,000,000	1,014,850
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,221,340
Guam Government, “A”, 6.75%, 2029	70,000	72,628
Guam Government, “A”, 7%, 2039	80,000	83,378
Montgomery County, MD, General Obligation Consolidated Public Improvement, “A”, 5%, 2019	1,000,000	1,185,390
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,642,170
State of Alaska, “B”, 5%, 2021	435,000	515,244
State of California, 6%, 2039	720,000	804,859
State of Illinois, 5.5%, 2033	90,000	92,546
State of Illinois, 5.5%, 2038	275,000	280,706
State of Maryland, 5%, 2020	3,500,000	3,926,440
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	500,000	592,245

		$16,396,428
Healthcare Revenue - Hospitals - 22.3%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$225,999
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	613,069
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	371,379
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	386,236
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	603,118
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	626,637
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	156,765
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,005,230
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,146,970
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,025,990
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	985,050
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	671,543
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 2038	1,000,000	814,570
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	268,590
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	939,109
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	568,872
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,035,110
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	645,211
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 2041	505,000	489,971
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	745,718
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,002,310
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,022,850
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	500,635
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	645,000	665,363
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	488,315
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	500,875
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.278%, 2022 (p)	1,050,000	1,226,453
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,011,670
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	505,594
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	442,170

		$20,691,372

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.7%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$364,836
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	778,740
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	269,517
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	59,894
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	91,656

		$1,564,643
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$165,000	$173,186
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	574,356

		$747,542
Industrial Revenue - Other - 0.6%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$516,110

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	$100,000	$99,749

Miscellaneous Revenue - Other - 2.6%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,601,616
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	105,000	94,881
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	160,000	141,998
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	120,000	120,497
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	450,000	418,797

		$2,377,789
Multi-Family Housing Revenue - 5.5%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,000,180
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	500,090
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,417,455
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 2037	1,500,000	1,168,230
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,018,480

		$5,104,435
Parking - 1.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,333,436

Port Revenue - 0.6%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$551,744

Sales & Excise Tax Revenue - 1.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$441,547
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	259,662
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	80,000	88,278
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	90,000	100,973
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	5,000	6,074
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	145,000	111,218

		$1,007,752
Single Family Housing - State - 3.1%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,509,180
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	150,000	150,132
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	195,000	198,440
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	985,020

		$2,842,772

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 3.4%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,090,075
Howard County, MD, COP, “B”, 8%, 2019	385,000	521,340
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	626,004
Howard County, MD, COP, “C”, 8%, 2019	680,000	920,808

		$3,158,227
State & Local Agencies - 2.6%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$391,186
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	197,278
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,819,809

		$2,408,273
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$335,335
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,005
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	501,831
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	285,789

		$1,168,960
Tax Assessment - 3.5%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$350,000	$363,447
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	312,465
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	416,644
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	206,978
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,489,095
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	484,085

		$3,272,714
Tobacco - 1.2%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$215,000	$236,238
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	165,000	116,886
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	930,000	654,599
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	130,000	127,176

		$1,134,899
Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,164,563
Maryland Department of Transportation Consolidated Transportation, 5%, 2019	1,000,000	1,182,730
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	515,812

		$2,863,105
Universities - Colleges - 8.0%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$110,000	$110,125
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2014 (c)	500,000	512,565
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 2034	500,000	513,915
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,577,250
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	755,025
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	977,880
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 2015	650,000	666,777
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2030	150,000	162,386
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2032	440,000	470,743
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	480,000	561,408
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	21,500
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	39,989

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	$85,000	$65,788
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,010,930

		$7,446,281
Universities - Dormitories - 3.8%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2027	$500,000	$493,730
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2030	300,000	289,248
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 2022	2,350,000	2,762,049

		$3,545,027
Universities - Secondary Schools - 0.9%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$293,771
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	145,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	404,148

		$842,919
Utilities - Investor Owned - 1.0%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$581,020
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	301,161

		$882,181
Utilities - Municipal Owned - 0.2%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$185,000	$204,987

Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$439,472
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	211,860
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	107,697
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	149,610
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	251,732
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	55,000	52,490

		$1,212,861
Water & Sewer Utility Revenue - 9.1%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.922%, 2020 (p)	$3,000,000	$3,838,560
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,279,520
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	290,000	341,809
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	695,000	423,557
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	85,000	52,347
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	295,000	199,426
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	50,000	59,491
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	1,125,000	1,192,849

		$8,387,559
Total Municipal Bonds		$90,532,855

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value	854,421	$854,421
Total Investments		$91,387,276

Other Assets, Less Liabilities - 1.4%		1,262,939
Net Assets - 100.0%		$92,650,215

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,532,855	$—	$90,532,855
Mutual Funds	854,421	—	—	854,421
Total Investments	$854,421	$90,532,855	$—	$91,387,276

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$90,114,668
Gross unrealized appreciation	3,976,237
Gross unrealized depreciation	(2,703,629)
Net unrealized appreciation (depreciation)	$1,272,608

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,980,610	28,765,038	(31,891,227)	854,421

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,712	$854,421

7

QUARTERLY REPORT

December 31, 2013

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Airport Revenue - 2.0%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$335,000	$352,245
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,026,300

		$2,378,545
General Obligations - General Purpose - 9.0%
Commonwealth of Pennsylvania, 5%, 2015	$1,515,000	$1,607,551
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,171,570
Commonwealth of Pennsylvania, 5%, 2020	1,500,000	1,758,645
Commonwealth of Pennsylvania, 5%, 2021	500,000	585,635
Commonwealth of Pennsylvania, 5%, 2022	500,000	583,470
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,003,313
Guam Government, “A”, 6.75%, 2029	75,000	77,816
Guam Government, “A”, 7%, 2039	90,000	93,801
Luzerne County, PA, AGM, 6.75%, 2023	500,000	552,755
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 2024	1,000,000	1,069,070
State of Alaska, “B”, 5%, 2021	560,000	663,303
State of Illinois, 5.5%, 2033	125,000	128,536
State of Illinois, 5.5%, 2038	380,000	387,885

		$10,683,350
General Obligations - Schools - 12.0%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,011,270
Carlisle, PA, School District, 5%, 2026	1,000,000	1,099,680
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	475,962
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	277,301
Daniel Boone, PA, School District, 5%, 2032	500,000	519,370
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,369,592
Governor Mifflin, PA, School District, “A”, 4%, 2024	1,890,000	1,954,940
Lower Merion, PA, School District, 3%, 2015	2,310,000	2,397,572
Penn Delco, PA, School District, 4%, 2038	1,000,000	868,810
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,097,080
Reading, PA, School District, “A”, 5%, 2020	665,000	720,481
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,383,389
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,050,980

		$14,226,427
Healthcare Revenue - Hospitals - 19.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,064,810
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	578,230
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,488,945
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	802,260
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	571,665
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2014 (c)	500,000	524,320
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	539,155
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	987,380
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	838,260
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	300,053
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	732,566
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,048,200
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	524,560
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	173,644
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	463,094

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	$335,000	$359,401
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	407,113
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	200,012
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	450,000	411,669
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), 4%, 2036	1,000,000	811,500
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2014 (c)	350,000	365,390
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 2016	125,000	133,276
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), “B”, 4%, 2033	1,000,000	883,430
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	764,093
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	114,179
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	254,083
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	245,985
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	20,728
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	486,355
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pittsburg Medical Center), “E”, 5%, 2019	1,730,000	1,985,798
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	500,000	444,340
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	245,901
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,101,490
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	838,193
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	506,340
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	171,134
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	514,070
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	999,440
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	472,472

		$23,373,534
Healthcare Revenue - Long Term Care - 2.1%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$272,013
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	243,205
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	510,305
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	500,000	447,725
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	524,615
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	260,275
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	70,784
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	113,223
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,418
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	73,247

		$2,525,810
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$110,000	$110,001

Industrial Revenue - Other - 0.9%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,092,440

Miscellaneous Revenue - Other - 0.3%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$145,000	$131,026
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	225,000	199,685

		$330,711
Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$619,608
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	120,000	132,416
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	135,000	151,459

		$903,483

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing Revenue - Local - 0.4%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	$540,000	$530,253

Single Family Housing - State - 4.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	$1,000,000	$1,024,130
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “115-A”, 4.2%, 2033	1,000,000	916,540
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	320,000	320,566
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	930,000	938,723
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	50,000	50,905
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	985,000	968,856
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,018,500

		$5,238,220
Solid Waste Revenue - 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$290,000	$290,070
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	489,440

		$779,510
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$729,317

State & Local Agencies - 3.2%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$798,226
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	730,000	473,661
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.672%, 2018 (p)	50,000	61,640
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	335,000	362,068
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	71,380
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	483,714
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	547,145
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2014 (c)	1,000,000	1,027,300

		$3,825,134
Tax - Other - 1.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$750,000	$679,620
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	140,000	144,452
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,005
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	134,363
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	140,033

		$1,144,473
Tax Assessment - 2.0%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “A”, 4%, 2016	$2,000,000	$2,174,300
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	230,000	224,876

		$2,399,176
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$325,000	$240,832
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	430,000	317,826
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	665,000	477,942
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	829,579
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	310,000	285,516
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	165,000	116,886
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	705,000	496,228
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	85,000	83,154

		$2,847,963

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 0.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$140,000	$149,601
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	110,000	114,739

		$264,340
Transportation - Special Tax - 1.5%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$756,525
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,043,040

		$1,799,565
Universities - Colleges - 18.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	$1,250,000	$1,276,688
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,040,080
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	247,113
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	476,365
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	264,038
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,053,450
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	301,182
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	570,057
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	774,278
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	290,000	334,712
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	369,208
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	984,880
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,072,145
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	512,520
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,109,801
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	505,000	590,648
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	258,630
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	535,325
Pennsylvania Higher Educational Facilities Authority Rev. (Commonwealth of Pennsylvania), “AL”, 5%, 2016	1,000,000	1,105,970
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	638,694
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	500,000	512,990
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 2037	500,000	483,915
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	539,620
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	519,985
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,140,414
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,006,380
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,040,790
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,011,450
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	667,905

		$21,439,233
Universities - Dormitories - 2.6%
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	$1,000,000	$862,840
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	958,730
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	677,535
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	500,000	524,600

		$3,023,705
Universities - Secondary Schools - 2.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$382,457
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	472,495
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	494,560
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	679,790

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	$400,000	$391,476
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	400,000	397,016

		$2,817,794
Utilities - Investor Owned - 2.2%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,026,770
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	477,453
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	120,464
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,018,890

		$2,643,577
Utilities - Municipal Owned - 1.1%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$319,215
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	990,060

		$1,309,275
Utilities - Other - 1.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$642,392
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	327,393
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	461,446
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	253,088
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	273,156
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	75,000	71,578

		$2,029,053
Water & Sewer Utility Revenue - 6.8%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,011,590
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,044,400
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 2042	1,000,000	903,950
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	370,000	436,101
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	960,000	585,062
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	120,000	73,901
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	254,912
Guam Water & Wastewater System Rev., 5.25%, 2020	45,000	48,345
Guam Water & Wastewater System Rev., 5.25%, 2021	120,000	129,138
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	830,130
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2021	375,000	435,533
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2014 (c)	440,000	445,034
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,050,460
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	779,655

		$8,028,211
Total Municipal Bonds		$116,473,100

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	654,345	$654,345
Total Investments		$117,127,445

Other Assets, Less Liabilities - 1.2%		1,431,143
Net Assets - 100.0%		$118,558,588

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$116,473,100	$—	$116,473,100
Mutual Funds	654,345	—	—	654,345
Total Investments	$654,345	$116,473,100	$—	$117,127,445

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$116,179,839
Gross unrealized appreciation	3,679,362
Gross unrealized depreciation	(2,731,756)
Net unrealized appreciation (depreciation)	$947,606

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,870,172	36,988,304	(41,204,131)	654,345

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,712	$654,345

8

QUARTERLY REPORT

December 31, 2013

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.8%
Airport Revenue - 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 2021	$2,000,000	$2,224,560
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	2,250,000	2,240,168
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,530,150

		$5,994,878
General Obligations - General Purpose - 7.3%
Aiken County, SC, County Administration Building Project, 5%, 2025	$910,000	$1,044,398
Charleston County, SC, Capital Improvement Rev., 5%, 2019	455,000	538,242
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 2020	2,000,000	2,374,080
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,138,600
Guam Government, “A”, 5.25%, 2037	280,000	247,383
Guam Government, “A”, 7%, 2039	50,000	52,112
Richland County, SC, General Obligation, “B”, 5%, 2023	3,000,000	3,538,020
South Carolina, State Highway, “A”, 5%, 2018	3,000,000	3,498,180

		$12,431,015
General Obligations - Schools - 8.4%
Chesterfield County, SC, School District, 5%, 2025	$3,000,000	$3,366,720
Lexington County, SC, School District No. 1, “A”, 5%, 2023	1,030,000	1,198,384
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,459,834
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,251,480
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,297,870
York County, SC, Fort Mill School District, “A”, 3%, 2032	1,315,000	1,047,279
York County, SC, School District, 5%, 2014 (c)	1,570,000	1,581,618

		$14,203,185
Healthcare Revenue - Hospitals - 17.7%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$393,512
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	961,168
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,065,005
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,032,610
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,834,656
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,022,920
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	1,950,000	2,009,573
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	577,016
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	168,942
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	516,701
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	163,120
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	629,599
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	631,547
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	907,299
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	254,270
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	254,270
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,510,770
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	534,995
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	455,291
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	315,000	299,278
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	421,328
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	456,939
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	623,300
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,087,944
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,565,190

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	$375,000	$253,493
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 2037	1,250,000	1,227,288
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	283,965
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 2030	1,000,000	998,860
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	1,983,540
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	115,622
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	276,282
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,028,944
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	623,469

		$30,168,706
Healthcare Revenue - Long Term Care - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$217,521
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	152,775	2,603
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	366,432
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 2043	750,000	624,623
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	250,000	208,898
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	402,660

		$1,822,737
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$979,160

Industrial Revenue - Other - 0.7%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,192,330

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,006,600
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	100,000	99,749

		$1,106,349
Miscellaneous Revenue - Other - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$570,445
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,387
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,265
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	47,317

		$1,843,414
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,003,700

Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$256,065

Sales & Excise Tax Revenue - 1.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$735,911
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	200,000	224,384
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	555,697
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	1,090,000	836,052

		$2,352,044
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$830,000	$790,973
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	555,000	548,018

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	$700,000	$703,731
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	850,000	864,442
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,275,000	1,251,629

		$4,158,793
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,058,160

State & Local Agencies - 6.3%
Berkeley County, SC, School District Special Obligation, 5%, 2020	$800,000	$908,680
Berkeley County, SC, School District Special Obligation, 5%, 2021	1,000,000	1,124,040
Charleston County, SC, Special Source Rev., “C”, 5%, 2021	1,000,000	1,160,360
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	3,720,000	3,851,800
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 2030	2,000,000	2,120,140
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	713,653
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	317,837
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	520,000	562,016

		$10,758,526
Tax - Other - 3.0%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,139,790
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	774,458
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	515,195
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	185,724
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	61,340
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	171,984
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	186,710
Virgin Islands Public Finance Authority Rev., “A”, 5%, 2032	2,100,000	2,020,746

		$5,055,947
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$415,000	$370,753

Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$405,000	$300,113
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	388,043
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	840,000	603,716
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	933,963
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	235,000	166,474
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	594,770

		$2,987,079
Toll Roads - 0.9%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2031	$1,510,000	$622,920
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	343,268
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	515,055

		$1,481,243
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$667,248
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2014 (c)	1,645,000	1,703,052
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2023	2,825,000	3,130,044

		$5,500,344

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 6.7%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 2022	$1,205,000	$1,360,891
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2014 (c)	800,000	809,248
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	206,976
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	53,750
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	83,311
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	37,503
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	19,952
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,015,960
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,045,640
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,063,390
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,029,060
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,678,841
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,015,730

		$11,420,252
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	$220,000	$201,876

Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$920,392
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	164,270

		$1,084,662
Utilities - Municipal Owned - 9.1%
Easley, SC, Utility Rev., AGM, 5.25%, 2031	$2,500,000	$2,611,750
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,429,904
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	175,303
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,264,462
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,057,510
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	1,982,740
South Carolina Public Service Authority Rev., “A”, N, 5%, 2034	1,260,000	1,260,290
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,679,650

		$15,461,609
Utilities - Other - 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$807,410
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	146,303
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	293,344
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	312,321
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	595,730
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	353,496

		$2,508,604
Water & Sewer Utility Revenue - 17.1%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2024	$2,995,000	$3,431,282
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,055,430
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	530,000	624,685
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2015 (c)	1,020,000	1,071,938
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	646,346
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,154,770
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2020	120,000	140,628
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2021	400,000	468,380
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	165,000	101,614

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,110,000	$750,382
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,044,490
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,103,080
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,071,200
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	308,835
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	1,405,000	1,458,812
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,148,180
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,825,348
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 4%, 2042	750,000	626,910
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 2033	1,000,000	1,039,400
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 4%, 2038	1,000,000	859,370
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2014 (c)	1,250,000	1,259,825
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,033,020
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,317,440
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	579,475

		$29,120,840
Total Municipal Bonds		$164,522,271

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,954,154	$2,954,154
Total Investments		$167,476,425

Other Assets, Less Liabilities - 1.5%		2,583,064
Net Assets - 100.0%		$170,059,489

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,522,271	$—	$164,522,271
Mutual Funds	2,954,154	—	—	2,954,154
Total Investments	$2,954,154	$164,522,271	$—	$167,476,425

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$167,105,857
Gross unrealized appreciation	5,102,253
Gross unrealized depreciation	(4,731,685)
Net unrealized appreciation (depreciation)	$370,568

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,947,671	59,272,800	(64,266,317)	2,954,154

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,243	$2,954,154

7

QUARTERLY REPORT

December 31, 2013

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.3%
Airport Revenue - 2.0%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,021,080
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,086,370

		$2,107,450
General Obligations - General Purpose - 23.5%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,343,622
Guam Government, “A”, 5.25%, 2037	215,000	189,955
Hamilton County, TN, General Obligation, “A”, 4%, 2021	1,305,000	1,449,764
Johnson City, TN, 5%, 2031	1,000,000	1,066,730
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2018 (c)	2,000,000	2,312,700
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,304,480
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 2021	535,000	606,578
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 2023	1,205,000	1,352,962
Montgomery County, TN, 4%, 2025	600,000	627,870
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,062,830
Shelby County, TN, “A”, 4.75%, 2018	200,000	229,522
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,206,800
State of Alaska, “B”, 5%, 2021	485,000	574,468
State of Tennessee, “A”, 5%, 2022	1,500,000	1,777,695
State of Tennessee, “A”, 5%, 2029	1,500,000	1,662,135
State of Tennessee, “C”, 5%, 2016	500,000	553,235
Sumner County, TN, 5%, 2020	1,175,000	1,372,235
Sumner County, TN, 5%, 2021	1,300,000	1,519,557
Williamson County, TN, “A”, 4%, 2022	780,000	871,182
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,149,183

		$24,233,503
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 2026	$740,000	$912,072

Healthcare Revenue - Hospitals - 12.1%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$248,156
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 2045	500,000	488,845
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,114,840
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	290,215
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	706,588
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	136,244
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	435,966
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,040,530
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	195,000	195,421
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	407,140
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	824,665
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	277,959
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	192,375
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	660,906
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	180,517
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	92,431
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	537,193
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040	1,500,000	1,505,190
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,556,475
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	187,695

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	$1,000,000	$2,400
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	854,732
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	521,181

		$12,457,664
Healthcare Revenue - Long Term Care - 2.1%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$465,000	$461,759
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	1,000,000	812,780
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 2037	1,000,000	862,520

		$2,137,059
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$255,000	$264,404

Miscellaneous Revenue - Entertainment & Tourism - 2.5%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,631,650

Miscellaneous Revenue - Other - 2.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2015 (c)	$1,000,000	$1,101,460
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	435,000	435,152
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	920,000	942,871

		$2,479,483
Multi-Family Housing Revenue - 1.0%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,009,810

Sales & Excise Tax Revenue - 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$512,779
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	299,610
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	120,000	134,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	396,926
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	160,000	122,723
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	386,354

		$1,853,022
Single Family Housing - State - 5.6%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$990,000	$994,069
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	800,000	817,056
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	295,000	301,342
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,345,000	1,367,421
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.1%, 2028	645,000	592,961
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.3%, 2031	975,000	876,681
Tennessee Housing Development Agency, Residential Financing Program Rev., “1-B”, 3.6%, 2031	955,000	847,925

		$5,797,455
State & Agency - Other - 1.0%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,017,730

State & Local Agencies - 7.6%
Blount County, TN, Public Building Authority Rev. (Local Government Public Improvement), “B-12-A”, 5%, 2022	$500,000	$566,130
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	700,000	803,173
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,093,660
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	310,000	335,048

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Tennessee School Bond Authority, “A”, 4%, 2042	$1,000,000	$870,580
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,132,440
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,094,420

		$7,895,451
Tax - Other - 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$154,770
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,117
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	603,164

		$809,051
Tobacco - 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$200,000	$219,756
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	260,000	239,465
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	190,000	134,596
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	288,587
Tobacco Settlement Financing Corp., 5%, 2031	750,000	672,727

		$1,555,131
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	$200,000	$204,936
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	308,070

		$513,006
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$561,858

Universities - Colleges - 5.3%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$522,550
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	252,510
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 2023	1,000,000	1,036,000
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 3%, 2026	1,000,000	899,480
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,633,400
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	124,186

		$5,468,126
Universities - Dormitories - 1.1%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	$1,000,000	$1,091,640

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	$130,000	$119,291

Utilities - Municipal Owned - 7.8%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$2,000,000	$2,092,860
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,012,970
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,289,138
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	304,014
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,086,760
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	216,068
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,017,370
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2036	1,000,000	1,050,140

		$8,069,320
Utilities - Other - 1.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$244,453
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	123,852

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$85,000	$90,834
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,254,168

		$1,713,307
Water & Sewer Utility Revenue - 14.3%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2029	$1,000,000	$1,071,480
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	320,000	377,168
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	100,000	61,584
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	670,000	452,933
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,067,250
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	65,000	77,338
Knoxville, TN, Electrical System Rev., “BB”, 3%, 2042	1,475,000	1,065,230
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2015 (c)	2,620,000	2,774,161
Knoxville, TN, Waste Water System Rev., “B”, 5%, 2021	1,150,000	1,347,490
Memphis, TN, Sanitary Sewerage System Rev. , 5%, 2019	1,425,000	1,660,011
Memphis, TN, Sanitary Sewerage System Rev., 5%, 2021	865,000	986,178
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,613,539
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,254,897

		$14,809,259
Total Municipal Bonds		$99,506,742

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,783,915	$2,783,915
Total Investments		$102,290,657

Other Assets, Less Liabilities - 1.0%		1,012,199
Net Assets - 100.0%		$103,302,856

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$99,506,742	$—	$99,506,742
Mutual Funds	2,783,915	—	—	2,783,915
Total Investments	$2,783,915	$99,506,742	$—	$102,290,657

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$101,478,085
Gross unrealized appreciation	3,699,025
Gross unrealized depreciation	(2,886,453)
Net unrealized appreciation (depreciation)	$812,572

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,367,445	34,217,454	(36,800,984)	2,783,915

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,888	$2,783,915

6

QUARTERLY REPORT

December 31, 2013

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 100.7%
Airport Revenue - 3.3%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$899,033
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,590,750
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,009,660
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,147,000
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,062,810
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,562

		$9,429,815
General Obligations - General Purpose - 13.1%
Arlington County, VA, General Obligation, “A”, 5%, 2022	$1,950,000	$2,307,708
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,208,190
Guam Government, “A”, 6.75%, 2029	925,000	959,725
Guam Government, “A”, 5.25%, 2037	540,000	477,095
Guam Government, “A”, 7%, 2039	110,000	114,645
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,147,117
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 2020	2,290,000	2,721,596
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 2022	3,000,000	3,569,340
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 2018	5,500,000	6,463,270
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,121,980
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2022	1,255,000	1,458,260
Richmond, VA, Public Improvement, “B”, 5%, 2020	1,685,000	1,966,176
Stafford County & Staunton, VA, Industrial Development Authority Rev., 5%, 2014 (c)	590,000	605,936
Stafford County & Staunton, VA, Industrial Development Authority Rev., 5%, 2034	2,470,000	2,471,704
Stafford County, VA, General Obligation Public Improvement, 5%, 2022	555,000	646,736
Suffolk, VA, General Obligation, 5%, 2021	3,330,000	3,905,857
Suffolk, VA, General Obligation, 5%, 2022	2,480,000	2,907,577
Virginia Beach, VA, Public Improvement, “B”, 5%, 2022	2,000,000	2,345,960

		$37,398,872
Healthcare Revenue - Hospitals - 16.7%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$830,000	$735,604
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,001,260
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), 4%, 2042	3,000,000	2,528,370
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2014 (c)	1,000,000	1,019,160
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,617,225
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	537,090
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 2037	2,000,000	2,327,720
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,222,335
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	739,538
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,787,048
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,665,450
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,044,166
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	394,646
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,110,000	1,155,133
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,600,861
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	522,550
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	668,858
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	1,315,000	1,402,724
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,435,276
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	45,000	53,294
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	2,985,939

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	$3,000,000	$3,281,430
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,146,163
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,036,400
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	2,000,000	1,926,460
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,579,060
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	242,255
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	574,234
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,067,770
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,047,000
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,246,938

		$47,591,957
Healthcare Revenue - Long Term Care - 2.1%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 2042	$1,000,000	$853,220
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	750,000	523,778
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2024	395,000	386,215
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2025	385,000	372,950
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	620,800	503,096
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	200,800	5,317
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	941,630
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,184,411
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	709,643
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	190,572
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	285,752

		$5,956,584
Industrial Revenue - Environmental Services - 0.6%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,750,000

Industrial Revenue - Other - 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,360
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,001,460

		$3,005,820
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 2034	$100,000	$100,430
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	130,000	129,674
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	1,683,272	168

		$230,272
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	$80,000	$84,119

Multi-Family Housing Revenue - 5.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,795,000	$2,796,453
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,365,569
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,000,370
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,551,051
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,076,200

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	$3,000,000	$3,003,930
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,339,190
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,139,578

		$16,272,341
Port Revenue - 0.4%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,000,540

Sales & Excise Tax Revenue - 0.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,339,866
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	48,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	435,000	333,654

		$1,722,110
Single Family Housing - State - 4.2%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$1,370,000	$1,305,583
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,990,240
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,269,009
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,594,311
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,887,436
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,024,700

		$12,071,279
State & Local Agencies - 14.0%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,001,260
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	1,915,000	1,242,548
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2014 (c)	2,500,000	2,513,125
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2015 (c)	1,000,000	1,048,810
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2014 (c)	1,000,000	1,011,440
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2014 (c)	2,875,000	2,907,890
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2014 (c)	2,000,000	2,014,800
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,001,050
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	522,030
Powhatan County, VA, 5%, 2032	2,500,000	2,663,125
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,080,340
Virginia Beach, VA, Development Authority Facility Rev., “A”, 4%, 2030	845,000	818,695
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,499,798
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,631,250
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2020	2,885,000	3,384,249
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,280,740
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 2020	3,000,000	3,519,150
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,083,830
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,138,998
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,097,780
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,376,113
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,077,590

		$39,914,611
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$376,607
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	122,680
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	888,349
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	246,235
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	268,846

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	$250,000	$256,878
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,587,524

		$3,747,119
Tax Assessment - 0.3%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	$750,000	$711,735

Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$75,000	$55,577
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	100,000	73,913
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,730,579
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	740,000	681,555
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,075,510
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	320,000	313,050
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,245,140

		$5,175,324
Toll Roads - 1.3%
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	$2,500,000	$2,242,700
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	578,944
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	871,262

		$3,692,906
Transportation - Special Tax - 2.3%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 2018	$1,000,000	$1,159,940
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	1,000,000	1,023,830
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,276,416
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,612,146
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,451,718

		$6,524,050
Universities - Colleges - 7.2%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,786,514
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	610,904
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,053,490
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,287,227
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,036,580
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), 4%, 2042	5,000,000	4,527,000
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,475,904
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,074,205
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,139,310
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	517,815

		$20,508,949
Universities - Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,967,507

Utilities - Municipal Owned - 2.7%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$271,836
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	795,503
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	520,779
Richmond, VA, Public Utility Rev., 5%, 2015 (c)	1,000,000	1,048,810
Richmond, VA, Public Utility Rev., “A”, 5%, 2027	2,555,000	2,861,958
Richmond, VA, Public Utility Rev., “A”, 5%, 2038	2,000,000	2,105,320

		$7,604,206

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,038,253
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	602,985
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	312,321
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	225,174
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,191,460

		$3,370,193
Water & Sewer Utility Revenue - 20.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$1,400,000	$853,216
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,885,000	1,285,608
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,845,000	1,247,257
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,109,490
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	607,867
Guam Water & Wastewater System Rev., 5.25%, 2020	60,000	64,460
Guam Water & Wastewater System Rev., 5.25%, 2021	175,000	188,326
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,117,860
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,918,375
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2021	960,000	1,114,963
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,357,093
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,096,600
Norfolk, VA, Water Rev., 4%, 2039	4,250,000	3,778,548
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,019,310
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,095,640
Virginia Beach, VA, Water & Sewer System Rev., 5%, 2021	1,390,000	1,636,211
Virginia Beach, VA, Water & Sewer System Rev., 5%, 2022	1,310,000	1,543,036
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,222,570
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,093,600
Virginia Resources Authority, Clean Water State Revolving Fund Rev., “B”, 5%, 2019	1,290,000	1,524,780
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,191,130
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,453,116
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,811,043
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,766,712
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,413,635
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	6,428,393
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,324,840
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2033	2,245,000	851,618
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2034	2,250,000	801,270
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2035	1,950,000	657,306
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2036	1,250,000	394,540

		$56,968,413
Total Municipal Bonds		$286,698,722

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	227,024	$227,024
Total Investments		$286,925,746

Other Assets, Less Liabilities - (0.8)%		(2,178,506)
Net Assets - 100.0%		$284,747,240

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$286,698,722	$—	$286,698,722
Mutual Funds	227,024	—	—	227,024
Total Investments	$227,024	$286,698,722	$—	$286,925,746

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$280,225,923
Gross unrealized appreciation	9,678,787
Gross unrealized depreciation	(7,978,964)
Net unrealized appreciation (depreciation)	$1,699,823

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,198,956	83,606,687	(86,578,619)	227,024

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,117	$227,024

8

QUARTERLY REPORT

December 31, 2013

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.6%
General Obligations - General Purpose - 5.9%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,311
Guam Government, “A”, 5.25%, 2037	250,000	220,878
Guam Government, “A”, 7%, 2039	45,000	46,900
State of California, 5.125%, 2033	650,000	679,023
State of Illinois, 5.5%, 2033	120,000	123,395
State of Illinois, 5.5%, 2038	365,000	372,574
State of West Virginia, NATL, 5%, 2015	1,500,000	1,599,420
State of West Virginia, 4%, 2022	2,000,000	2,147,200
State of West Virginia, 4%, 2023	2,000,000	2,120,620

		$7,346,321
General Obligations - Schools - 9.7%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,290,652
Hancock County, WV, Board of Education, 4.5%, 2032	1,405,000	1,415,397
Hardy County, WV, Board of Education, 3%, 2029	570,000	470,866
Marshall County, WV, Board of Education, 5%, 2020	600,000	657,450
Monongalia County, WV, Board of Education, NATL, 5%, 2014 (c)	2,350,000	2,409,878
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,104,160
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,709,000
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,037,330

		$12,094,733
Healthcare Revenue - Hospitals - 14.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$753,348
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	472,104
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	452,113
Indiana Finance Authority Rev. (Community Foundation of Northwest Indiana Obligated Group), 5%, 2041	725,000	668,747
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	364,766
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	427,991
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	304,181
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	709,862
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	678,078
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	869,792
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,100,000	1,168,134
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	739,905
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,059,740
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,506,080
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,011,720
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	467,950
West Virginia Hospital Finance Authority, Hospital Rev. (United Health System Obligated Group), “A”, 4%, 2018	630,000	681,736
West Virginia Hospital Finance Authority, Hospital Rev. (United Health System Obligated Group), “A”, 5%, 2019	490,000	549,956
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,587,950
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,040,920

		$17,515,073
Industrial Revenue - Other - 0.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$310,000	$321,433

Miscellaneous Revenue - Other - 9.6%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$605,000	$684,400
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	140,000	126,508
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	215,000	190,810

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	$160,000	$160,662
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,558,098
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,200,000	2,234,760

		$11,955,238
Sales & Excise Tax Revenue - 2.5%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	$335,000	$334,565
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	110,000	121,382
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	125,000	140,240
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,104,980
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,015,000	767,391
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	805,000	617,451

		$3,086,009
Single Family Housing - Local - 1.4%
West Virginia Housing Development Fund, “C”, 4.7%, 2035	$635,000	$632,384
West Virginia Housing Development Fund, “C”, 4.9%, 2043	1,140,000	1,136,375

		$1,768,759
Single Family Housing - State - 0.2%
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	$300,000	$297,093

State & Local Agencies - 9.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$576,207
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	1,880,000	1,918,728
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,010,820
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,124,790
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, NATL, 5%, 2014 (c)	1,530,000	1,559,544
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,131,180
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	645,935
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,356,409
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	780,698

		$11,104,311
Tax - Other - 9.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$165,088
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	56,228
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	385,308
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	108,343
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	113,198
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	113,026
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	376,373
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,475,000	2,519,921
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,212,900
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,214,600
West Virginia School Building Authority, Excess Lottery Rev., 4%, 2016	1,000,000	1,081,710
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,069,910
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	794,408
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,054,880

		$11,265,893
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$455,000	$436,427
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	303,663

		$740,090

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.2%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$620,000	$681,244
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	190,000	134,596
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	990,000	696,831

		$1,512,671
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$155,000	$165,630
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	120,000	125,170
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	580,000	271,405
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2031	1,025,000	422,843

		$985,048
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$508,379

Universities - Colleges - 20.5%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	$4,035,000	$4,176,064
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,109,460
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,019,570
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 2021	1,270,000	1,129,360
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	110,000	85,138
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,706,289
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2014 (c)	2,000,000	2,022,880
West Virginia Higher Education Policy Commission Rev. (Higher Education Facilities), “A”, 5%, 2026	1,600,000	1,763,136
West Virginia School Building Authority Rev., “A”, 5%, 2016	685,000	758,727
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,377,000
West Virginia University Board of Governors University Rev., 3.375%, 2037	1,000,000	737,300
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 2035	1,000,000	1,043,060
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	1,991,652
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,255,280
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2014 (c)	3,230,000	3,266,951

		$25,441,867
Utilities - Investor Owned - 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$540,730
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	372,344
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	289,704

		$1,202,778
Utilities - Municipal Owned - 0.3%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$329,349

Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$724,901
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	527,366
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	266,183
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	134,621
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	310,648
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	70,000	66,806

		$2,030,525

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 11.4%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$963,900
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6.125%, 2024	1,000,000	725,280
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	965,000	588,110
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	210,626
Fairmont, WV, Waterworks Rev., “D”, AGM, 3.2%, 2029	500,000	413,590
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	504,921
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	75,000	89,236
West Virginia Water Development Authority Rev. (Loan Program III), “A”, 3.75%, 2039	2,000,000	1,560,080
West Virginia Water Development Authority Rev. (Loan Program III), “B”, 3.75%, 2040	1,000,000	773,370
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 2044	2,000,000	2,055,540
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 2024	2,140,000	2,234,181
West Virginia Water Development Authority, Infrastructure Rev., ‘‘A’’, AGM, 4.75%, 2045	2,000,000	1,939,280
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2038	1,000,000	1,015,700
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2043	1,000,000	1,007,420

		$14,081,234
Total Municipal Bonds		$123,586,804

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,016,471	$1,016,471
Total Investments		$124,603,275

Other Assets, Less Liabilities - (0.4)%		(457,710)
Net Assets - 100.0%		$124,145,565

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,586,804	$—	$140,579,640
Mutual Funds	1,016,471	—	—	1,016,471
Total Investments	$1,016,471	$123,586,804	$—	$124,603,275

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$124,904,122
Gross unrealized appreciation	3,512,490
Gross unrealized depreciation	(3,813,337)
Net unrealized appreciation (depreciation)	$(300,847)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,831,989	28,798,838	(31,614,356)	1,016,471

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,064	$1,016,471

6

QUARTERLY REPORT

December 31, 2013

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.6%
General Obligations - General Purpose - 9.0%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,245,860
Boston, MA, “B”, 4%, 2021	1,870,000	2,087,575
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,192,500
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,578,063
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	4,838,800
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,079,006
Guam Government, “A”, 6.75%, 2029	685,000	710,715
Guam Government, “A”, 5.25%, 2037	395,000	348,986
Guam Government, “A”, 7%, 2039	75,000	78,167
State of California, 6%, 2039	1,555,000	1,738,272

		$20,897,944
General Obligations - Schools - 1.0%
Dudley-Charlton, MA, Regional School District, “A”, 5.125%, 2014	$2,305,000	$2,354,235

Healthcare Revenue - Hospitals - 13.5%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$680,000	$602,664
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,366,417
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	247,312
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	973,017
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	777,691
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	545,428
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,155,362
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,138,870
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,028,380
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	528,340
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,009,120
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,548,270
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,064,610
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,085,000	1,085,640
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,596,051
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,100,000	1,059,091
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,499,955
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 2032	2,000,000	2,038,380
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 2039	2,000,000	2,027,740
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 2034	1,375,000	1,405,401
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	520,000	520,884
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,010,980
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,005,420
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	467,591
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	672,574
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,275
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	181,691
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	427,967
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,475,365
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	891,366

		$31,387,852
Healthcare Revenue - Long Term Care - 1.3%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$508,395
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	538,330
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	294,533
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	13,633

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	$93,608	$527
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 2033	500,000	490,015
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	1,000,000	931,730
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,836
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	136,031

		$2,934,030
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,025,040

Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,106,076

Industrial Revenue - Airlines - 0.8%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,900,627

Industrial Revenue - Environmental Services - 0.9%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$761,460
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,535,000	1,303,921

		$2,065,381
Miscellaneous Revenue - Other - 7.1%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$793,549
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,387,401
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,064,180
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,616,295
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,710,525
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,752,173
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,081,640
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,034,350

		$16,440,113
Multi-Family Housing Revenue - 7.3%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,188,851
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,500,850
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 2035	1,000,000	1,019,540
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	998,360
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,714,625
Massachusetts Housing Finance Agency Rev., “E”, 2.875%, 2027	1,000,000	856,240
Massachusetts Housing Finance Agency Rev., “F”, 3.45%, 2037	1,000,000	782,800
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	728,359
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,240,384
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,403,326
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,723,885
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 2030	1,425,000	1,488,199
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 2032	1,190,000	1,243,693

		$16,889,112
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,167,010

Sales & Excise Tax Revenue - 5.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$999,824
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,865,102
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,259,684

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,850,000	$2,133,716
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,533,000
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,047,160
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	953,724
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,147
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	360,000	276,127

		$12,080,484
Single Family Housing - State - 1.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	$755,000	$736,503
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.15%, 2032	2,000,000	1,586,560
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 2037	1,000,000	788,090

		$3,111,153
State & Agency - Other - 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,343,458

State & Local Agencies - 3.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	$1,370,000	$888,925
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,454,709
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,778,112

		$9,121,746
Student Loan Revenue - 4.4%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$1,910,000	$1,946,748
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	20,000	20,066
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,520,000	1,580,526
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,025,000	1,094,372
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,284,190
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,420,000	1,483,105
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	680,000	707,628
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	45,000	45,108

		$10,161,743
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$268,268
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	86,898
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,832,894
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	642,180

		$2,830,240
Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$190,000	$140,794
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	338,796
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	250,000	184,783
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,466,871
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	330,000	233,772
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,990,000	1,400,701

		$3,765,717
Toll Roads - 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,570,110
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,685,436

		$4,255,546

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 2.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 2023	$4,000,000	$4,741,720
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	200,000	224,888

		$4,966,608
Universities - Colleges - 20.6%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,047,285
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,796,795
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,397,693
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,331,164
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,914,640
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,005,130
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2032	1,000,000	912,840
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2035	500,000	441,200
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,012,680
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,378,475
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	957,410
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,477,860
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	966,495
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	2,000,000	2,066,540
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,022,559
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,656,165
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,033,640
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 2021	4,000,000	4,820,280
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	785,363
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,183,170
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,526,490
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	205,000	232,388
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	295,000	320,535
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	262,310
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	672,205
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	313,293
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,146,380
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,177,160
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	305,290
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	110,000	78,834
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	180,000	119,968
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	75,000	51,141
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	23,277
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,526,260

		$47,962,915
Universities - Secondary Schools - 3.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$737,199
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2017 (c)	1,080,000	1,217,041
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2017 (c)	1,000,000	1,131,380
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,088,405
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	1,930,440
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	970,000	1,040,936
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,078,440

		$8,223,841
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2019 (c)	$1,000,000	$1,222,220

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.3%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$597,894

Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$884,437
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	440,016
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	226,164
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	514,176
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	160,000	152,699

		$2,217,492
Water & Sewer Utility Revenue - 5.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	$220,000	$135,481
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	2,000,000	1,364,040
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	120,000	81,122
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	299,031
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,491,712
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,235,520
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,168
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	163,392
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	147,799
Massachusetts Water Pollution Abatement Trust, “15A”, 5%, 2020	1,400,000	1,656,690
Massachusetts Water Pollution Abatement Trust, “A”, 5.25%, 2018	3,000,000	3,504,270
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	686,588
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,846,439

		$13,687,252
Total Municipal Bonds		$226,715,729

Mutual Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,379,093	$1,379,093
Total Investments		$228,094,822

Other Assets, Less Liabilities - 1.8%		4,130,612
Net Assets - 100.0%		$232,225,434

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$226,715,729	$—	$226,715,729
Mutual Funds	1,379,093	—	—	1,379,093
Total Investments	$1,379,093	$226,715,729	$—	$228,094,822

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$217,604,880
Gross unrealized appreciation	13,390,493
Gross unrealized depreciation	(2,900,551)
Net unrealized appreciation (depreciation)	$10,489,942

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,304,229	69,564,743	(75,489,879)	1,379,093

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,251	$1,379,093

7

QUARTERLY REPORT

December 31, 2013

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.4%
Airport Revenue - 1.8%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,546,976

General Obligations - General Purpose - 6.1%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$672,556
Guam Government, “A”, 6.75%, 2029	35,000	36,314
Guam Government, “A”, 5.25%, 2037	155,000	136,944
Guam Government, “A”, 7%, 2039	40,000	41,689
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	713,335
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,039,860
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	205,000	199,563
Nassau County, NY, General Improvement, “B”, 5%, 2024	600,000	659,088
State of California, 6%, 2039	700,000	782,502
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,082,590

		$5,364,441
General Obligations - Schools - 2.4%
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 2023	$1,000,000	$1,079,090
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,059,530

		$2,138,620
Healthcare Revenue - Hospitals - 16.2%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$270,000	$239,293
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	980,000	983,851
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,680
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,760
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	114,445
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	349,850
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	396,674
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	313,318
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	185,000	175,767
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	86,994
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	547,130
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	2,000,000	2,049,760
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,003,240
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	984,600
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,054,520
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	486,405
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	250,748
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	250,015
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	226,464
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	564,757
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	149,052
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	82,587
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	200,440
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	696,851
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	418,893

		$14,130,094
Industrial Revenue - Paper - 1.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$848,258
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	767,798

		$1,616,056

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 1.2%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037	$150,000	$91,475
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	975,320

		$1,066,795
Sales & Excise Tax Revenue - 2.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$456,773
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	294,617
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	865,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	544,356
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	325,000	249,282

		$2,410,048
Single Family Housing - State - 3.3%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 2034	$155,000	$159,365
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	135,000	140,362
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,570,000	1,592,577
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	994,660

		$2,886,964
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2016 (c)	$1,000,000	$1,090,910

State & Local Agencies - 22.8%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$208,238
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 2022	1,485,000	1,578,897
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,387,096
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 2016 (c)	1,400,000	1,519,168
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,089,030
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	385,075
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	399,542
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	419,357
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	959,010
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,036,800
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,110,560
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,180,222
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	550,055
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	520,130
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2021	500,000	567,320
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,010,480
Mississippi Development Bank Special Obligation (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	685,000	687,034
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	512,545
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	793,523
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 2016 (c)	1,695,000	1,882,772
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,252,680
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 2016 (c)	500,000	556,050
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	260,000	281,008

		$19,886,592
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$128,975
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	40,893
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	118,239

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$140,033
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	778,103
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	89,615
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	87,338
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	295,817

		$1,679,013
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$420,000	$461,488
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	155,000	109,802
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	780,000	549,019

		$1,120,309
Toll Roads - 1.1%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$110,000	$117,544
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	85,000	88,662
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	475,000	222,272
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	199,813
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	298,443

		$926,734
Transportation - Special Tax - 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$968,337

Universities - Colleges - 19.2%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,035,880
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	950,332
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,122,723
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,543,080
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,088,516
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,128,350
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	1,500,000	1,427,685
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,900,480
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,538,640
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	727,684
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	490,000	495,870
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	767,730
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,035,430

		$16,762,400
Universities - Dormitories - 2.4%
Mississippi State University, Educational Building Corp. Rev., 5%, 2036	$1,000,000	$1,031,100
Mississippi State University, Educational Building Corp. Rev., 5.25%, 2038	1,000,000	1,053,790

		$2,084,890
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$370,000	$425,681
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	290,209

		$715,890
Utilities - Municipal Owned - 2.3%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$155,000	$171,746
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	164,052
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	105,424

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	$485,000	$510,986
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,014,810

		$1,967,018
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$412,005
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	200,995
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	102,312

		$715,312
Water & Sewer Utility Revenue - 6.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$565,000	$381,951
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2015 (c)	1,000,000	1,079,600
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	279,423
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	750,000	892,358
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2014 (c)	2,000,000	2,062,580
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,335,022

		$6,030,934
Total Municipal Bonds		$85,108,333

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,244,088	$1,244,088
Total Investments		$86,352,421

Other Assets, Less Liabilities - 1.2%		1,024,197
Net Assets - 100.0%		$87,376,618

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,108,333	$—	$85,108,333
Mutual Funds	1,244,088	—	—	1,244,088
Total Investments	$1,244,088	$85,108,333	$—	$86,352,421

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,108,845
Gross unrealized appreciation	3,189,791
Gross unrealized depreciation	(946,215)
Net unrealized appreciation (depreciation)	$2,243,576

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	361,850	26,892,175	(26,009,937)	1,244,088

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$877	$1,244,088

6

QUARTERLY REPORT

December 31, 2013

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Airport Revenue - 2.2%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$583,578
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,052,990
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 2015	1,000,000	1,055,450
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,238,103

		$3,930,121
General Obligations - General Purpose - 7.7%
Guam Government, “A”, 5.25%, 2037	$290,000	$256,218
Guam Government, “A”, 7%, 2039	105,000	109,434
Nassau County, NY, General Improvement, “B”, 5%, 2023	1,820,000	2,021,783
New York, NY, “B”, 5%, 2018	3,000,000	3,462,810
New York, NY, “E”, 5%, 2018	2,165,000	2,498,995
New York, NY, “E”, 5%, 2021	2,500,000	2,867,625
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,162,640
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,013
State of Alaska, “B”, 5%, 2021	850,000	1,006,800
State of Illinois, 5.5%, 2033	180,000	185,092
State of Illinois, 5.5%, 2038	535,000	546,101

		$14,122,511
General Obligations - Schools - 1.0%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$3,730,000	$805,680
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	515,930
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	551,415

		$1,873,025
Healthcare Revenue - Hospitals - 9.7%
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$569,404
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	434,210
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	226,264
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	744,072
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,372,760
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	179,424
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,025,576
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,275
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,611,715
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	302,738
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	279,450
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,255,000
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,105,080
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	825,398
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 2037	750,000	714,270
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,097,540
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 4.5%, 2032	500,000	424,855
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,004,950
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	181,691
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	427,967
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 2030	1,000,000	1,095,160
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	920,591

		$17,834,390
Healthcare Revenue - Long Term Care - 1.3%
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	$1,000,000	$1,053,540
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2014 (c)	370,000	385,096

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	$120,000	$130,678
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	194,096
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	382,180
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,836
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	136,031

		$2,302,457
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	$705,000	$754,836

Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025	$350,000	$377,419
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031	100,000	108,013

		$485,432
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	$1,160,000	$1,001,660

Industrial Revenue - Other - 1.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$580,000	$601,390
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	250,000	243,848
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,168,450

		$2,013,688
Industrial Revenue - Paper - 0.3%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,447

Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,836,695

Miscellaneous Revenue - Other - 4.3%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$205,000	$185,244
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	315,000	279,559
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	2,500,000	2,669,050
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	1,000,000	998,380
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	3,000,000	2,791,980
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal - Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 2027	1,000,000	1,017,670

		$7,941,883
Multi-Family Housing Revenue - 2.8%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$371,912
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	1,520,000	1,525,533
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	765,000	734,339
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,022,720
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,044
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	502,295
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,001,530

		$5,173,373
Sales & Excise Tax Revenue - 0.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,026,530
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	180,000	198,625

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	$200,000	$224,384
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,147
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	275,000	210,931

		$1,672,617
Single Family Housing - State - 2.7%
New York Housing Finance Agency Rev., “E”, 3%, 2030	$1,000,000	$824,120
New York Housing Finance Agency Rev., “E”, 3.4%, 2037	1,000,000	799,170
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,630,000	1,618,753
New York Mortgage Agency Rev., “49”, 3.8%, 2038	2,000,000	1,700,780

		$4,942,823
State & Agency - Other - 0.9%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$891,624
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	715,000	772,536

		$1,664,160
State & Local Agencies - 11.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	$1,405,000	$911,634
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,070,050
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,390,000	1,395,171
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 2016	2,415,000	2,593,976
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 2017	1,130,000	1,270,018
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	2,000,000	2,161,600
New York Urban Development Corp. Rev. (State Facilities), AMBAC, 5.6%, 2015	1,920,000	1,943,846
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,168,140
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,529,590
New York Urban Development Corp., State Personal Income Tax Rev., “D”, 5%, 2022	2,000,000	2,327,960
United Nations Development Corp., “A”, 5%, 2026	500,000	529,205

		$20,901,190
Tax - Other - 10.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$278,586
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	92,010
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,181,050
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,238,360
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,044,020
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,120,400
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,057,690
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,252,210
New York, NY, City Transitional Financial Authority Rev., Future Tax Secured, “A-1”, 5%, 2018	1,600,000	1,871,584
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	647,532
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,179,150
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,042,265

		$19,004,857
Tobacco - 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$590,000	$437,202
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	765,000	594,459
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	775,000	572,826
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	1,235,000	887,607
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	390,067
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	460,000	423,669
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	335,000	237,314
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,535,000	1,080,440

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
New York County Tobacco Trust II, 5.625%, 2035	$795,000	$751,967
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	725,430
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	373,950

		$6,474,931
Toll Roads - 4.3%
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 2019	$1,500,000	$1,721,880
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	205,000	219,059
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	170,000	177,324
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	1,000,000	1,081,270
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,169,160
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	2,540,000	1,188,568
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2031	3,000,000	1,237,590

		$7,794,851
Transportation - Special Tax - 1.3%
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	$2,000,000	$2,327,940

Universities - Colleges - 18.5%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,032,320
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,008,580
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,578,372
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	508,435
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	1,000,000	1,053,550
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	1,986,020
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,631,900
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 2029	1,325,000	1,430,589
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	558,430
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,106,350
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	985,000	1,152,056
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	624,858
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,121,780
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,024,320
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,015,860
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,050,521
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 2038	500,000	455,430
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 4.25%, 2042	1,000,000	785,620
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 2027	950,000	1,011,456
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,009,800
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,296,100
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	1,930,200
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	57,334
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	135,000	89,976
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	506,930
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,260,511
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,032,010
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	628,302

		$33,947,610
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,079,440

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 1.1%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	$750,000	$663,690
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	1,000,000	830,590
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	535,000	593,085

		$2,087,365
Utilities - Municipal Owned - 4.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$521,891
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,658,385
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,113,260
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,216,080
Utility Debt Securitization Authority Rev., “TE”, 5%, 2018	500,000	559,380
Utility Debt Securitization Authority Rev., “TE”, 5%, 2018	1,500,000	1,652,025

		$7,721,021
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,268,647
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	115,000	109,753

		$1,378,400
Water & Sewer Utility Revenue - 4.4%
Colorado Metro Wastewater Reclamation District, Sewer Improvement, “A”, 5%, 2022	$560,000	$660,044
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	1,345,000	819,697
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	170,000	104,693
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	95,000	64,222
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	308,835
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	100,000	118,981
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “A”, 5%, 2026	2,000,000	2,272,120
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,290,035
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,304,909
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	165,000	174,664

		$8,118,200
Total Municipal Bonds		$179,855,923

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,358,763	$1,358,763
Total Investments		$181,214,686

Other Assets, Less Liabilities - 1.1%		1,939,992
Net Assets - 100.0%		$183,154,678

(c)	Refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $663,690, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$179,855,923	$—	$204,998,039
Mutual Funds	1,358,763	—	—	1,358,763
Total Investments	$1,358,763	$179,855,923	$—	$181,214,686

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$177,122,678
Gross unrealized appreciation	8,339,042
Gross unrealized depreciation	(4,247,034)
Net unrealized appreciation (depreciation)	$4,092,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,835,359	54,529,052	(58,005,648)	1,358,763

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,168	$1,358,763

8

QUARTERLY REPORT

December 31, 2013

MFS® NORTH CAROLINA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Airport Revenue - 5.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,542,184
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,302,363
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,032,100
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,511,910
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,090,570
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,109,333
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,567,968

		$17,156,428
General Obligations - General Purpose - 7.3%
Charlotte, NC, “A”, 5%, 2017	$4,300,000	$4,924,317
Guam Government, “A”, 6.75%, 2029	240,000	249,010
Guam Government, “A”, 7%, 2039	265,000	276,191
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	5,965,674
Mecklenburg County, NC, “A”, 5%, 2024	2,000,000	2,373,920
New Hanover County, NC, Community College Bonds, “A”, 5%, 2021	2,265,000	2,671,024
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,173,620
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,624,855
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,022,192
State of Illinois, 5.5%, 2033	365,000	375,326
State of Illinois, 5.5%, 2038	1,095,000	1,117,721

		$24,773,850
General Obligations - Schools - 4.5%
Johnston County, NC, “B”, 5%, 2018	$1,425,000	$1,626,410
Wake County, NC, “C”, 5%, 2020	3,000,000	3,534,420
Wake County, NC, “C”, 5%, 2021	3,000,000	3,538,410
Wake County, NC, “C”, 5%, 2024	5,570,000	6,571,375

		$15,270,615
Healthcare Revenue - Hospitals - 21.0%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,767,920
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,012,570
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,192,120
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	414,181
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,227,164
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	378,860
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,441,314
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,781,998
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	337,100
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,475,085
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	832,123
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,139,781
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	57,003
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	1,960,000	1,987,303
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,204,040
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,101,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 2021 (c)	800,000	984,144
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), “A”, AMBAC, 5%, 2014 (c)	1,155,000	1,181,923
North Carolina Medical Care Commission, Health Care Facilities Rev. (Columbus Regional Healthcare System), “A”, 4%, 2042	3,000,000	2,202,210
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,670,009

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	$3,500,000	$3,542,770
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,088,050
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,477,167
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2014 (c)	500,000	519,940
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,065,820
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,701,168
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,369,939
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	2,000,000	2,019,540
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,085,907
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,026,380
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,191,232
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,707,526
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,425,580
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	518,922
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	297,313
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	687,997
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,389,982
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,456,384

		$70,960,345
Healthcare Revenue - Long Term Care - 1.4%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Lutheran Services for the Aging, Inc. Obligated Services) “A”, 5%, 2037	$1,000,000	$888,230
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	475,675
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,498,705
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 2033	1,590,000	1,467,856
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	36,464
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	230,206

		$4,597,136
Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,009,940

Miscellaneous Revenue - Other - 0.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,152,540
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	420,000	379,525
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	640,000	567,994
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	105,149

		$2,205,208
Multi-Family Housing Revenue - 1.5%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,918,480
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,328,265
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	855,000	852,281
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,031,750

		$5,130,776
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,005,630

Sales & Excise Tax Revenue - 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,789,386
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,138,518
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	18,221
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	555,000	425,696

		$3,371,821

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 2.0%
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	$1,555,000	$1,555,653
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,580,000	1,580,585
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	335,000	346,738
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,495,000	1,469,734
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,685,000	1,753,445

		$6,706,155
State & Agency - Other - 2.3%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,102,750
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,995,771
Charlotte, NC, COP, “E”, 5%, 2026	760,000	817,198
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,052,220

		$7,967,939
State & Local Agencies - 10.4%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$434,240
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,219,570
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	2,260,000	1,466,401
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,303,076
Harnett County, NC, 5%, 2014 (c)	655,000	667,786
Harnett County, NC, 5%, 2028	45,000	45,510
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	421,236
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,494,408
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	376,373
Mooresville, NC, COP, 5%, 2032	3,120,000	3,200,340
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,161,080
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	841,282
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,041,720
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,093,920
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,171,240
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 2033	6,000,000	6,505,860
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,661,289

		$35,105,331
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$433,356
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	148,238
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,075,651
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	300,407
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	330,162
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	313,391
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,016,975

		$4,618,180
Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	$1,295,000	$1,006,306
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,170,090
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	940,000	865,759
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	540,000	382,536
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,085,000	2,171,439

		$6,596,130
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$435,000	$464,832
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	350,000	365,078

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	$725,000	$742,893
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,116,755

		$2,689,558
Transportation - Special Tax - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$1,715,000	$1,605,977
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	5,810,000	6,844,935
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,501,779
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,144,930

		$14,097,621
Universities - Colleges - 12.4%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$396,559
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,186,024
Appalachian State University, NC, Rev., NATL, 5%, 2030	630,000	644,194
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,140,590
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,042,180
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	1,545,000	1,807,032
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	1,008,230
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,067,298
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	938,715
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,144,680
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,042,040
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,592,975
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,382,042
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	465,696
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	1,964,180
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	121,834
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	183,285
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	115,000	78,416
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	55,000	36,578
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	960,000	970,867
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	445,000	450,091
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,546,465
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	208,776
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,307,500
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	1,956,452
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,083,980
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,814,339
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,904,161
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	601,807
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,885,791
Winston-Salem State University, NC, General Rev., 5%, 2033	1,000,000	1,024,340

		$41,997,117
Utilities - Cogeneration - 0.3%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,250,000	$992,025

Utilities - Municipal Owned - 7.9%
Guam Power Authority Rev., “A”, AGM, 5%, 2020	$1,000,000	$1,126,970
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,000,000	1,116,630
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	576,181
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,746,564
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,609,675

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Raleigh, NC, “A”, 5%, 2020	$4,000,000	$4,731,120

		$26,907,140
Utilities - Other - 1.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,997,897
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,159,107
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,348,231
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	862,316
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	255,000	243,364

		$5,610,915
Water & Sewer Utility Revenue - 9.9%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,040,350
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,107,580
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	4,604,613
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,715,793
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2024	1,000,000	670,470
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	350,000	215,544
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,090,000	736,862
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,758,492
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,826,528
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,525,808
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,128,240
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 2021	1,205,000	1,399,511
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	556,515
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,089,180
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	877,416
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 2029	3,145,000	3,472,678
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,661,968
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,149,500

		$33,537,048
Total Municipal Bonds		$332,306,908

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,350,670	$1,350,670
Total Investments		$333,657,578

Other Assets, Less Liabilities - 1.4%		4,855,537
Net Assets - 100.0%		$338,513,115

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$332,306,908	$—	$332,306,908
Mutual Funds	1,350,670	—	—	1,350,670
Total Investments	$1,350,670	$332,306,908	$—	$333,657,578

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$323,868,533
Gross unrealized appreciation	14,306,719
Gross unrealized depreciation	(4,517,674)
Net unrealized appreciation (depreciation)	$9,789,045

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,618,244	96,603,184	(97,870,758)	1,350,670

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,563	$1,350,670

7

QUARTERLY REPORT

December 31, 2013

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.8%
Airport Revenue - 2.5%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,558,631
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	874,808
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	7,491,938
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,930,000	1,968,639
Guam International Airport Authority Rev., “C”, 5%, 2016	360,000	380,804
Guam International Airport Authority Rev., “C”, 5%, 2017	600,000	636,846
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,008,891
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,310,000	2,321,088
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,176,965
Massachusetts Port Authority Rev., “A”, 5%, 2037	470,000	472,905
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	5,978,689
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,484,898
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2024	500,000	547,410
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2025	1,500,000	1,613,760
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,243,900
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	7,778,326

		$45,538,498
General Obligations - General Purpose - 9.3%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	$3,970,000	$4,686,188
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	9,708,698
Commonwealth of Massachusetts, “A”, 5%, 2017	10,000,000	11,349,300
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	5,962,600
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,015,324
Detroit, MI, 5.25%, 2035	5,000,000	4,756,550
Guam Government, “A”, 7%, 2039	910,000	948,429
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,326,612
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,245,000	4,043,238
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,193,547
New York, NY, “B”, 5%, 2020	10,730,000	12,403,880
New York, NY, “J-4”, FRN, 0.589%, 2025	1,715,000	1,707,866
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 2024	1,900,000	2,031,233
Providence, RI, “A”, 5%, 2025	1,345,000	1,396,473
State of California, 5%, 2024	4,365,000	4,836,769
State of California, 5.25%, 2028	2,965,000	3,250,915
State of California, 6.5%, 2033	4,000,000	4,725,560
State of California, 6%, 2039	3,000,000	3,353,580
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,400,238
State of Illinois, 5%, 2025	1,060,000	1,094,291
State of Illinois, 5.5%, 2033	1,395,000	1,434,465
State of Illinois, 5.5%, 2038	6,850,000	6,992,138
State of Louisiana, “C”, 5%, 2026	4,380,000	4,898,680
State of Maryland, “B”, 4.5%, 2017	25,000,000	28,256,000
State of Maryland, “C”, 5%, 2019	6,890,000	8,171,540
State of Washington, “A”, 5%, 2033	5,000,000	5,348,050
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,538,111

		$172,830,275
General Obligations - Schools - 4.2%
Chesterfield County, SC, School District, 5%, 2025	$2,250,000	$2,525,040
Chicago, IL, Board of Education, NATL, 6.25%, 2015	5,530,000	5,663,715
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	7,365,000	4,384,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Dallas, TX, Independent School District, 5%, 2023	$6,000,000	$6,979,260
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	11,263,900
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,888,484
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,573,679
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	955,422
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	282,543
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	585,000	605,885
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,793,198
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	670,157
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,205,488
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,091,183
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	912,060
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	861,193
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	243,675
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,604,121
Monongalia County, WV, Board of Education, 5%, 2031	675,000	710,154
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,005,636
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 2028	1,860,000	1,233,366
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,764,969
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	970,211
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,714,848
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,766,252
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,083,430
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,062,300
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,062,300
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	3,005,685
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,476,000
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2014 (c)	1,900,000	1,910,488
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,499,943
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	599,916

		$77,369,180
Healthcare Revenue - Hospitals - 13.9%
Baxter County, AR, Hospital Rev., 5.375%, 2014	$5,000	$5,014
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,368,536
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,766,302
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,291,900
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,801,753
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 2045	10,310,000	10,079,984
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	330,000	322,535
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 2044	4,620,000	4,494,059
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,630,514
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	4,771,333
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,071,450
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,484,025
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	8,808,897
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2018 (c)	1,795,000	2,275,504
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,050,000	2,623,016
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,190
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.274%, 2027 (p)	4,500,000	5,233,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	$300,000	$360,084
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 2019 (c)	1,000,000	1,175,500
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,156,722
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,375,346
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,761,041
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,385,076
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	6,315,000	6,636,370
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,520,655
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,609,470
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,642,709
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,274,020
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2014 (c)	2,640,000	2,661,067
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,490,000	2,501,230
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2044	3,000,000	3,000,030
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,035,994
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,530,768
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,506,803
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	836,998
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	669,312
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,640,047
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,076,447
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,611,328
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,745,000	2,798,473
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	4,655,000	4,557,804
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	292,581
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,731,925
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	2,919,751
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,715,290
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,382,106
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,238,580
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,288,955
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	645,000	529,558
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	2,395,000	1,840,558
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	645,000	478,300
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	4,855,805
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	485,000	502,664
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,635,864
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,503,908
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	6,000,000	6,400,260
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,038,510
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,236,144
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,291,843
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,051,557
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,764,448
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,144,023
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,343,335
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,023,280
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	501,890
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,178,141
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,098,892
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,749,849
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	4,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	$3,300,000	$3,304,257
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,581,847
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,165,000	1,073,221
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,309,952
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	997,899
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,596,682
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,997,967
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	6,455,046
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	15,298,008
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,060,994
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	1,974,749
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,283,576
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	672,056
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2014 (c)	1,730,000	1,743,062
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,328,373
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,607,025

		$257,692,932
Healthcare Revenue - Long Term Care - 3.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	$965,000	$951,075
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	965,000	938,105
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	1,595,000	15,950
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,068,564
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 2043	1,195,000	1,204,034
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	733,383
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	515,408
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	874,488
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,293,365
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	413,981
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,215,742
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,395,864
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,145,000	1,824,966
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,285,000	2,991,650
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	1,500,000	1,204,665
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,945,000	1,845,105
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 2041	2,840,000	2,768,517
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,211,085
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,310,262
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	275,000	260,340
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	435,000	405,303
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,011,516
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,915,924
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,666,945
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	122,948
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,882,791
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	395,000	405,203
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,100,000	3,141,168
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,306,365
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	800,400
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,776,648
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	447,983
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,454,482

		$58,374,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 1.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,499,040
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,033,952
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,975,000	3,535,325
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	578,026
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	570,000	569,977
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,385,000	1,399,349
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,595,000	1,545,970
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	3,405,000	3,098,993
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025	3,375,000	3,639,398
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031	1,190,000	1,285,355
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028	1,875,000	2,011,631
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,910,000	1,746,982
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,440,000	1,282,090

		$23,226,088
Industrial Revenue - Chemicals - 1.2%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$7,310,000	$7,651,377
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,701,248
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,555,148
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,456,720
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	2,927,429
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,201,140

		$21,493,062
Industrial Revenue - Environmental Services - 1.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,035,092
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,718,879
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,182,303
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	306,018
Lewisberg, TN, Industrial Development Board Solid Waste Disposal Rev., FRN, 0.7%, 2035 (b)	2,245,000	2,245,022
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	2,380,000	2,210,996
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,150,000	976,879
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), FRN, 0.7%, 2026 (b)	1,405,000	1,405,098
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,170,000	1,010,295
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.52%, 2035	2,570,000	2,570,154
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, FRN, 0.55%, 2019 (b)	4,635,000	4,635,000
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	1,805,000	1,727,331

		$22,023,067
Industrial Revenue - Other - 0.2%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	116,013	1,160
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	215,000	221,265
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	1,435,000	1,376,151
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	1,065,000	1,004,082
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	470,686

		$3,074,606
Industrial Revenue - Paper - 0.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,797,083
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	110,000	124,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	$1,950,000	$1,450,079
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,036,895
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,254,225
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 2034	330,000	331,419
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	755,000	753,105
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	529,028	53

		$7,747,270
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,112,284
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,455,498
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	665,000	749,541
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	830,000	928,164
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	500,000	553,105
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,325,000	1,456,175
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	1,270,000	1,385,138
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2025	1,000,000	1,079,930
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2026	2,000,000	2,138,660
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,003,074
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,070,020
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	658,677

		$18,590,266
Miscellaneous Revenue - Other - 1.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$995,000	$1,039,646
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,437,095
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,154,899
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,243,425
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,790,000	3,858,485
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	945,000	949,026
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	470,000	470,329
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	1,890,000	1,896,634
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	845,348
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,162,217
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	505,000	573,069
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	355,000	355,032
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	2,190,000	2,068,762
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	5,370,000	4,852,493
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	470,324
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	682,680
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 2027	470,000	499,690
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 2028	470,000	471,828
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 2031	1,415,000	1,395,869
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,020,141
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,390,804
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,690,884
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	436,368
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	150,000	140,903

		$36,105,951
Multi-Family Housing Revenue - 1.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,032,638
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 2029	7,795,000	7,825,245
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 2033	9,390,000	9,426,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	$1,375,000	$1,334,039
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,200,804
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 2016	2,795,000	2,792,652
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 2017	2,915,000	2,915,641
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 2016	1,470,000	1,470,603
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 2016	1,460,000	1,460,642

		$29,459,073
Port Revenue - 0.9%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$985,000	$1,045,755
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	795,000	826,116
Port Authority of NY & NJ, (170th Series), 4%, 2034	2,910,000	2,543,107
Port Authority of NY & NJ, (170th Series), 5%, 2016	1,815,000	2,034,960
Port Authority of NY & NJ, (170th Series), 5%, 2017	1,795,000	2,054,288
Port Authority of NY & NJ, (170th Series), 5%, 2018	1,025,000	1,186,069
Port Authority of NY & NJ, (170th Series), 5%, 2019	1,765,000	2,037,128
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	1,003,310
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,231,540

		$15,962,273
Sales & Excise Tax Revenue - 4.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$1,820,374
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	671,133
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	4,687,764
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	6,569,984
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,132,650
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 2022 (c)	5,000,000	5,906,200
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,079,174
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,609,976
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	14,021,000
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,125,000	3,383,406
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	18,973,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	54,663
Riverside County Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 2039	4,655,000	4,945,751
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,326,281
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	830,632
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	2,600,000	1,721,694

		$84,734,482
Single Family Housing - Local - 0.5%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	$345,000	$355,847
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	450,000	465,840
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	15,000	15,091
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	35,345
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	226,042
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	150,000	152,301
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,265,000	1,294,247
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	690,000	696,327
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,060,000	1,088,207
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	85,000	89,270
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,060,000	1,108,495
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	100,445
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	435,000	462,101
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	111,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	$150,000	$153,765
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,180,000	1,281,893
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	115,000	116,543
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	945,000	981,307

		$8,734,525
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$6,180,000	$6,137,976
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	1,395,000	1,425,188
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,467,538
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	1,270,000	1,233,310
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 2032	3,000,000	3,209,430
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	295,000	306,768
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	380,000	380,806
Georgia Housing & Finance Authority Rev., 3%, 2043	1,500,000	1,530,540
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	6,535,000	6,549,377
Nebraska Investment Finance Authority Rev., Single Family Housing, “E”, 3%, 2043	1,750,000	1,811,828
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	5,000	5,109
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	385,000	395,614
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	600,000	609,486
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	350,000	353,476
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	305,000	308,389
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 2043	1,500,000	1,598,850

		$32,323,685
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,880,000	$1,880,451
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	324,886
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	3,110,000	3,044,317

		$5,249,654
State & Agency - Other - 0.1%
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	$1,000,000	$1,150,640

State & Local Agencies - 3.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$700,000	$706,811
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	3,250,192
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 2017	585,000	671,516
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 2018	615,000	714,396
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,400,560
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,870,000	1,967,820
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,752,576
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.035%, 2018	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.91%, 2037	7,000,000	4,541,950
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.672%, 2018 (p)	900,000	1,109,511
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,384,121
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,574,241
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	973,050
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,052,591
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,827,654
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	845,887
Massachusetts College Building Authority Rev., “C”, 3%, 2042	835,000	578,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	$2,775,000	$2,968,445
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	510,075
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	2,455,000	2,726,425
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,450,000	1,541,147
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	5,740,000	6,203,792
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	11,430,000	12,532,081
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,116,176
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	2,225,000	2,232,053
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,599,330

		$69,381,022
Student Loan Revenue - 1.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$1,845,000	$1,835,351
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,850,000	1,833,147
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	155,000	153,670
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,135,000	3,088,602
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,180,000	2,266,808
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	246,314
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 2021	1,255,000	1,322,205
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,480,000	2,434,070
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	2,580,000	2,519,834
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 2029	4,650,000	4,662,602
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 2021	4,890,000	4,391,611
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 2022	1,500,000	1,353,270
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 2023	2,500,000	2,204,075
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 2024	4,550,000	3,979,976
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 2025	4,115,000	3,550,216

		$35,841,751
Tax - Other - 0.7%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,188,383
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	5,595,900
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,364,780
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	134,846

		$12,283,909
Tax Assessment - 1.1%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 2014 (a)(d)	$40,000	$24,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	105,000	106,405
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,338,469
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	880,000	848,910
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	50,000	49,758
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	2,135,000	2,026,072
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,334,668
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	805,000	741,244
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,610,000	1,147,962
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	35,735
Main Street Community Development District, FL, “A”, 6.8%, 2038	510,000	496,240
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,170,940
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	60,000	49,833
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,088,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	$50,000	$49,872
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	500,000	491,445
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	3,230,000	3,464,886
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,940,000	2,053,296
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	35,435
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	335,000	333,459
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	270,000	263,984
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	35,000	33,846

		$20,269,959
Tobacco - 4.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	$8,900,000	$6,915,923
District of Columbia, Tobacco Settlement, 6.25%, 2024	520,000	522,158
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,423,453
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,798,860
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	9,614,325
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,528,820
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	28,440,000	26,193,809
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	8,960,000	6,347,264
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	15,040,000	10,586,205
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2024	1,000,000	1,084,220
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2025	1,000,000	1,070,400
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2026	1,400,000	1,479,520

		$73,564,957
Toll Roads - 2.7%
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	$5,645,000	$5,932,895
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 2017	5,535,000	6,107,208
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	7,524,047
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 2019	3,325,000	3,816,834
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	16,061,400
North Texas Tollway Authority Rev., “C”, 1.95%, 2038 (b)	8,000,000	7,671,120
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,115,990
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	1,495,000	1,597,527
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	1,195,000	1,246,481

		$51,073,502
Transportation - Special Tax - 2.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 2023	$2,645,000	$3,135,462
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	4,870,000	5,624,850
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	405,000	421,937
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 2032	2,000,000	2,135,420
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	8,512,950
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,236,319
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	4,997,660
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	4,961,681
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	4,953,972
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	3,958,490
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,469,659
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	977,187

		$42,385,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 9.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,589,700
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,678,576
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,221,756
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,597,306
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,044,760
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,886,692
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,879,070
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	908,038
California State University Rev., “A”, 5%, 2024	11,175,000	12,837,728
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	242,396
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	190,000	170,434
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	165,000	153,693
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,030,120
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	4,300,000	4,222,084
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	510,394
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	8,538,660
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,717,362
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,062,484
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,272,943
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,054,925
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	512,693
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,563,419
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,155,762
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	289,726
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,787,693
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,385,789
Indiana University Rev., “A”, 5%, 2032	525,000	562,910
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,104,070
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	550,449
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	637,415
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	414,884
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,602,750
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	835,000	946,556
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	1,195,000	1,298,439
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,351,785
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	1,991,475
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2019 (c)	4,195,000	5,483,746
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,063,062
Private Colleges & Universities Authority Rev., GA, (Emory University), “A”, 5%, 2043	4,510,000	4,707,583
Regents of the University of Michigan General Rev., “C”, 5%, 2017	5,220,000	5,926,109
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,313,470
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,335,559
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,024,992
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	915,000	970,165
The Ohio State University, Special Purpose Rev., “A”, 5%, 2038 (u)	3,355,000	3,484,939
The Ohio State University, Special Purpose Rev., “A”, 5%, 2043 (u)	8,150,000	8,396,212
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,101,648
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	4,524,262
University of Delaware Rev., “C”, FRN, 0.7%, 2037 (b)	5,000,000	4,949,750
University of Minnesota, “A”, 5%, 2025	710,000	796,485
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,122,594
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,771,011
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	645,386
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,223,520

		$168,615,429

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 1.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$950,226
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	981,592
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,691,046
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	3,235,000	2,985,970
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	4,080,000	3,592,236
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	4,705,000	3,964,856
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,936,224
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,568,145
Mississippi State University, Educational Building Corp. Rev., 5.25%, 2038	1,250,000	1,317,238
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	503,079
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	858,063

		$24,348,675
Universities - Secondary Schools - 2.1%
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	$5,025,000	$4,635,060
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,457,654
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,493,101
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,847,162
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	545,000	508,589
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 2029	700,000	723,849
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,610,801
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2043	1,450,000	1,477,260
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2033	560,000	585,105
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,425,000	2,278,845
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	5,130,000	4,547,027
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,549,262
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,689,251
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	29,000
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	2,425,000	2,382,902
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	150,000	149,189
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	424,230
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	1,175,000	1,149,961
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	355,000	352,352
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,012,172

		$38,902,772
Utilities - Investor Owned - 2.8%
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	$2,460,000	$76,875
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,840,000	1,980,153
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	10,208,914
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,973,570
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 2018	500,000	561,340
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,209,300
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,881,838
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,690,768
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2019 (c)	670,000	818,887
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,240,604
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,133,233
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,157,406
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,248,450
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,688,771
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,610,000	4,849,397
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,773,177

		$52,492,683

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 6.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,634,370
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	15,492,083
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	442,240
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,033,540
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,147,800
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	4,985,000	5,353,392
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	4,325,000	4,865,452
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	3,065,000	3,359,884
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	210,000	218,881
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,615,520
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	7,210,000	7,380,661
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	1,250,000	1,393,075
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,192,659
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,677,625
Nebraska Public Power District Rev., “C”, 5%, 2018	8,335,000	9,045,892
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,934,610
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,017,599
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,520,319
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	14,779,800
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	2,745,000	2,762,870
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	6,550,000	6,592,641
Utility Debt Securitization Authority Rev., “TE”, 5%, 2018	280,000	313,253
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	5,979,107

		$111,753,273
Utilities - Other - 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$732,778
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,133,447
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	5,019,862
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	908,164
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,844,557
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,355,494
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,726,405
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,648,020
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,793,155
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,548,706
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,319,814
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	2,931,618

		$27,962,020
Water & Sewer Utility Revenue - 7.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,236,357
Austin, TX, Water & Wastewater System Rev., 5%, 2027	3,000,000	3,282,660
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,556,775
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	340,000	209,386
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	3,620,000	2,434,124
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	305,000	206,186
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,369,400
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	5,753,515
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,529,643
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	4,670,136
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	251,140
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,052,989
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	5,920,000	5,336,821
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	493,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Fulton County, GA, Water & Sewer Rev., 5%, 2026	$3,680,000	$4,053,005
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,497,277
Guam Water & Wastewater System Rev., 5.25%, 2020	130,000	139,663
Guam Water & Wastewater System Rev., 5.25%, 2021	370,000	398,176
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,380,240
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	495,000	588,956
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2015	85,000	88,770
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2016	185,000	196,093
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2017	250,000	267,720
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2018	265,000	285,434
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2021	295,000	304,915
Jefferson County, AL, Sewer Rev. Warrants, “D”, 5%, 2023	435,000	444,048
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, “B”, 0%, 2025	95,000	50,312
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, “B”, AGM, 0%, 2026	1,175,000	572,213
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, “B”, AGM, 0%, 2029	1,655,000	638,996
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, “B”, AGM, 0%, 2034	2,370,000	625,277
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, “B”, AGM, 0%, 2035	4,495,000	1,100,466
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 2043	9,610,000	9,390,796
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2036	12,095,000	2,941,262
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2037	9,795,000	2,213,572
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,825,152
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,863,815
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,180,000	5,979,015
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,019,390
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,598,172
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,851,039
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,590
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	22,495,000	21,530,864
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	330,000	330,696
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,019,040
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	585,000	615,063
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	911,249

		$145,675,356
Total Municipal Bonds		$1,796,230,647

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 1/02/14	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 1/02/14	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	84,144,551	$84,144,551
Total Investments		$1,884,175,198

Other Assets, Less Liabilities - (1.5)%		(27,326,484)
Net Assets – 100.0%		$1,856,848,714

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,731,771 representing 0.3% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,796,230,647	$—	$1,796,230,647
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	84,144,551	—	—	84,144,551
Total Investments	$84,144,551	$1,800,030,647	$—	$1,884,175,198

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,784,857,391
Gross unrealized appreciation	79,195,294
Gross unrealized depreciation	(32,608,909)
Net unrealized appreciation (depreciation)	$46,586,385

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	178,303,578	412,341,280	(506,500,307)	84,144,551

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$90,108	$84,144,551

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2014

*	Print name and title of each signing officer under his or her signature.